Van Kampen Merritt Series Trust Quality Income Portfolio
For the 12-month period ended 12/31/95

Letter to Contract Owners


Financial markets rebounded nicely from last year's tumble and finished with a strong fourth quarter. Inflation and unemployment numbers, the Gross Domestic Product (GDP), and toward the end of the year, the budget battle between the President and Congress, were major themes effecting the market in 1995 Of course, a major influence on the market was the Fed's decision to increase the Federal Funds rate by 50 basis points in February, and then reverse that direction with two decreases of 25 basis points each, one in July and another in December. Briefly, let's recap what happened in the bond market's major sectors.

Corporates

Net new issuance rose dramatically from $30.4 billion in 1994 to $90.9 billion in 1995, establishing a net new issuance record. The increase in new issuance did not appear to hinder performance in the corporate sector as the corporate sector led the Lehman Aggregate Index sectors in total return for 1995.

U.S. Treasuries

At the beginning of 1995, the yield of the two-year Treasury was more than 200 basis points over the Federal Funds target of 5.5%. By the end of 1995, the two-year yield was 35 basis points less than the Federal Funds level. This dramatic decline in rates led to strong overall Treasury market performance, which was a far cry from the negative returns recorded in 1994. For the year, the government index posted an 18.3% return versus -3.4% in 1994.

Asset-Backed Securities

For the year, ABS had a total return of l3.43%, which is comparable to a similar duration 3-year Treasury total return of 13.37%. The ABS market was able to absorb a record breaking issuance of $118 billion, which was 43% greater than 1994, and exceeded the combined issuance of 1992 and 1993.

Agencies

The 1995 total return for agencies was 18.25%, only 8 basis points below the Treasury market. This return is especially strong considering the duration of the agency index finished one-half year shorter than the Treasury index at 4.61 years after the two indices began the year at virtually the same mark.

Mortgage-Backed Securities

Mortgage-backed securities have remained unpredictable over the last several years, which has led to uncertainty and poor performance. The mortgage index had a total return of 16.8%, trailing the Corporate, Treasury and Agency sectors on a nominal basis.

Looking ahead, assuming economic and employment growth remain weak, inflation should continue to fluctuate around 3% in 1996. Low inflation and slow growth will likely allow the Federal Reserve Board to drop short-term interest rates further this year, with the timing and magnitude determined by the performance of the economy, and long-term rates should follow short rates as long as inflationary pressures remain in check.


Robert J. Hickey
Portfolio Manager
Van Kampen American Capital
Investment Advisory Corp.



[GRAPH]

Van Kampen Merritt Series Trust Quality Income Portfolio vs Lehman Brothers Government/Corporate Bond Index <F3>
(Growth Based on $10,000 invested on 1/1/90)


              VKM
       Series Trust Quality   Lehman Brothers
         Income Portfolio   Gov/Com. Bond Index
Dec-89     10,000.00           10,000.00
Jan-90      9,882.90            9,823.80
Feb-90      9,907.62            9,852.10
Mar-90      9,915.43            9,852.96
Apr-90      9,821 45            9,735.78
May-90     10,067.23           10,101.60
Jun-90     10,211.01           10,310.81
Jul-90     10,355.56           10,474.28
Aug-90     10,209.73           10,281.37
Sep-90     10,284.57           10,390.54
Oct-9O     10,426.61           10,566.03
Nov-90     10,642.77           10,858.11
Dec-90     10,799.27           11,065.32
Jan-91     10,899.49           11,221.65
Feb-91     10,965.43           11,342.54
Mar-91     11,024.27           11,440.57
Apr-91     11,127.44           11,605.19
May-91     11,197.27           11,672.36
Jun-91     11,189,87           11,656.64
Jul-91     11,304.21           11,838.69
Aug-91     11,558.42           12,177.37
Sep-91     11,778.54           12,491.46
Oct-91     11,909.55           12,628.64
Nov-91     12,016.01           12,782.98
Dec-91     12,387.75           13,310.56
Jan-92     12,161.83           13,070.78
Feb-92     12,245.06           13,155.37
Mar-92     12,190.96           13,067.92
Apr-92     12,255.60           13,162.80
May-92     12,329.67           13,473.76
Jun-92     12,664.91           13,712.97
Jul-92     13,016.96           14,136.81
Aug-92     13,152.83           14,288.57
Sep-92     13,325.77           14,522.64
Oct-92     13,140.94           14,257.42
Nov-92     13,138.67           14,241.70
Dec-92     13,329.92           14,536.36
Jan-93     13,609.79           14,914.76
Feb-93     13,912.99           15,283.73
Mar-93     13,984.86           15,345.17
Apr-93     14,059.68           15,485.22
May-93     14,072.78           15,475.50
Jun-93     14,366.30           15,891.62
Jul-93     14,494.82           16,011.37
Aug-93     14,821.09           16,444.65
Sep-93     14,875.08           16,511.81
Oct-93     14,947.31           16,590.98
Nov-93     14,751.72           16,371.20
Dec-93     14,801.05           16,455.22
Jan-94     14,987.83           16,745.88
Feb-94     14,666.56           16.319.47
Mar-94     14,300.03           15,850.47
Apr-94     14,178.65           15,695.56
May-94     14,129.93           15,661.27
Jun-94     14,102.77           15,617.83
Jul-94     14,327.91           15,987.08
Aug-94     14,285.89           15,994.80
Sep-94     14,134.06           15,709.28
Oct-94     14,113.60           15,688.71
Nov-94     14,065.39           15,655.55
Dec-94     14,159.73           15,777.59
Jan-95     14,399.63           16,135.41
Feb-95     14,668.77           16,575.83
Mar-95     14,781.32           16,706.15
Apr-95     14,981.10           16,979.09
May-95     15,603.14           17,810.48
Jun-95     15,746.94           17,975.68
Jul-95     15,681.32           17,895.37
Aug-95     15,856.30           18,160.88
Sep-95     16,014.98           18,374.37
Oct-95     16,251.44           18,686.18
Nov-95     16,485.69           19,040.85
Dec-95     16,707.22           19,363.52

                                Average Annual Total Return <F2>
                               1 Year         5 Years          Since Inception <F1>

VKM Series Trust
Quality Income Portfolio         17.99%         9.12%            8.93%

Lehman Brothers
Gov't./Corp. Bond Index <F3>     22.73%        11.84%           11.64%


<F1>Portfolio is shown from first full month since inception.

<F2>"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the VKM Series Trust Quality Income Portfolio and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

<F3>The Lehman Brothers Government/Corporate Bond Index is comprised of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-Federal Corporation, or corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate non-convertible, domestic debt of the four domestic major corporate classifications: industrial, utility, financial and Yankee bond.

    Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

    The above performance graph has been generated by Van Kampen American Capital Investment Advisory Corp. using information from Bloomberg. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.


In the past, we have compared this Portfolio's performance to 6-month CD's because they are such a widely purchased fixed-income investment. However, we believe a comparison between this Portfolio and the Lehman Brothers Government/Corporate Bond Index gives a more accurate picture of this Portfolio's performance in its peer group.


VAN KAMPEN MERRITT SERIES TRUST QUALTIY INCOME PORTFOLIO
VS. 6 MONTH CD INDEX <F3> <F4>
(Growth Based on $10,000 invested on 1/1/90)

              VKM
       Series Trust Quality
         Income Portfolio   6 Month CD Index
Dec-89     10,000.00           10,000
Jan-90      9,882.90           10,066
Feb-90      9,907.62           10,132
Mar-90      9,915.43           10,201
Apr-90      9,821 45           10,272
May-90     10,067.23           10,342
Jun-90     10,211.01           10,411
Jul-90     10,355.56           10,479
Aug-90     10,209.73           10,546
Sep-90     10,284.57           10,614
Oct-9O     10,426.61           10,683
Nov-90     10,642.77           10,752
Dec-90     10,799.27           10,818
Jan-91     10,899.49           10,885
Feb-91     10,965.43           10,943
Mar-91     11,024.27           11,001
Apr-91     11,127.44           11,056
May-91     11,197.27           11,110
Jun-91     11,189,87           11,167
Jul-91     11,304.21           11,224
Aug-91     11,558.42           11,276
Sep-91     11,778.54           11,328
Oct-91     11,909.55           11,377
Nov-91     12,016.01           11,423
Dec-91     12,387.75           11,464
Jan-92     12,161.83           11,502
Feb-92     12,245.06           11,541
Mar-92     12,190.96           11,582
Apr-92     12,255.60           11,622
May-92     12,329.67           11,659
Jun-92     12,664.91           11,697
Jul-92     13,016.96           11,731
Aug-92     13,152.83           11,764
Sep-92     13,325.77           11,795
Oct-92     13,140.94           11,826
Nov-92     13,138.67           11,862
Dec-92     13,329.92           11,896
Jan-93     13,609.79           11,928
Feb-93     13,912.99           11,959
Mar-93     13,984.86           11,991
Apr-93     14,059.68           12,022
May-93     14,072.78           12,053
Jun-93     14,366.30           12,087
Jul-93     14,494.82           12,119
Aug-93     14,821.09           12,152
Sep-93     14,875.08           12,185
Oct-93     14,947.31           12,218
Nov-93     14,751.72           12,252
Dec-93     14,801.05           12,286
Jan-94     14,987.83           12,326
Feb-94     14,666.56           12,363
Mar-94     14,300.03           12,403
Apr-94     14,178.65           12,448
May-94     14,129.93           12,498
Jun-94     14,102.77           12,548
Jul-94     14,327.91           12,600
Aug-94     14,285.89           12,653
Sep-94     14,134.06           12,709
Oct-94     14,113.60           12,769
Nov-94     14,065.39           12,833
Dec-94     14,159.73           12,903
Jan-95     14,399.63           12,973
Feb-95     14,668.77           13,040
Mar-95     14,781.32           13,107
Apr-95     14,981.10           13,174
May-95     15,603.14           13,238
Jun-95     15,746.94           13,301
Jul-95     15,681.32           13,363
Aug-95     15,856.30           13,426
Sep-95     16,014.98           13,489
Oct-95     16,251.44           13,552
Nov-95     16,485.69           13,615
Dec-95     16,707.22           13,676


                                    Average Total Return <F2>
                               1 Year         5 Years          Since Inception <F1>

VKM Series Trust
Quality Income Portfolio         17.99%         9.12%           8.93%

6-Month CD Index <F3>             5.99%         4.80%           5.36%

<F1>Portfolio is shown from first full month since inception.

<F2>"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the VKM Series Trust Quality Income Portfolio and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

<F3>The 6-Month CD Index, as reported by the Wall Street Journal, is the average of top rates by major New York banks on Primary new issues of negotiable CDs, usually on amounts of $1 milion or more. The minimum unit is $100,000.

    Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

    The above performance graph has been generated by Cova from Morningstar "Variable Annuity/Life on Floppy" software. For
    Morningstar information, call 800-876-5000. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

<F4>Copyright Morningstar Inc., 1996


                         INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of the Quality Income
      Portfolio of the Van Kampen Merritt Series Trust:

We have audited the accompanying statement of assets and liabilities of the Quality Income Portfolio (one of the portfolios comprising the Van Kampen Merritt Series Trust) (the "Fund"),including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsi-bility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Quality Income Portfolio of the Van Kampen Merritt Series Trust as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP


Chicago, Illinois
January 30, 1996, except as to
Note 6, which is as of February 9, 1996


Van Kampen Merritt Series Trust Quality Income Portfolio


Portfolio of Investments
December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------
Par Amount
in Local
Currency                                                                                                              U.S. $
(000)         Description                                                           Coupon        Maturity       Market Value
-----------------------------------------------------------------------------------------------------------------------------
              Domestic Bonds and Debt Securities  83.9%
              Agencies  3.0%

      250     Guaranteed Export Trust 95-A                                            6.28 %       06/15/04   $       255,045
    1,000     New England Education Loan Marketing Corp.                              6.125        07/17/98         1,009,410
                                                                                                               --------------
                                                                                                                    1,264,455
                                                                                                               --------------

              Asset-Backed Securities  3.6%

    1,000     American Express Master Trust Ser 93-1A                                 5.375        07/15/01           986,269
      500     Signet Master Trust Ser 94-4A                                           6.800        12/15/00           511,515
                                                                                                               --------------
                                                                                                                    1,497,784
                                                                                                               --------------
              Bonds  47.0%

    2,000     Allegheny Generating Co.                                                6.875        09/01/23         2,006,856
    2,000     AT & T Corp.                                                            8.250        01/11/00         2,173,220
    3,000     Bank of Boston Corp.                                                    5.925        08/26/98         2,978,100
    1,500     Cyprus Amax Minerals Co.                                                7.375        05/15/07         1,605,318
   16,000     DLJ Mortgage Acceptance Corp. - Interest Only                           3.833        09/25/25         1,012,501
    3,000     Exxon Capital Corp.                                                         *        11/15/04         1,780,320
    2,000     Florida Gas Transmission Co.                                            7.750        11/01/97         2,060,460
    1,000     General Electric Capital Corp.                                          5.800        04/01/08         1,122,540
      630     Greyhound Financial Corp.                                               8.500        02/15/99           678,606
    1,928     Jet Equipment Trust Ser A3                                              8.160        12/15/96         1,966,020
    2,000     Sandoz Corp.                                                            6.625        07/28/05         2,059,000
                                                                                                               --------------
                                                                                                                   19,442,941
                                                                                                               --------------
              Medium-Term Securities  5.4%

    1,000     General Motors Acceptance Corp.                                         8.875        06/01/10         1,220,967
    1,000     MBNA Corp.                                                              6.500        09/15/00         1,024,682
                                                                                                               --------------
                                                                                                                    2,245,649
                                                                                                               --------------
              Mortgage-Backed Securities  12.8%

    1,500     Citicorp Mortgage Securities Inc. #94-11A2                              6.250        08/25/24         1,498,717
      667     FHLB                                                                    4.140        06/04/98           646,821
       74     FHLMC                                                                   8.000        09/01/08            76,564
    2,000     FNMA                                                                    6.630        09/03/98         2,015,440
       85     FNMA                                                                    8.000        09/01/03            87,686
       73     FNMA                                                                    8.500        07/01/19            76,270
      100     FNMA REMIC #89-94G PAC                                                  7.500        12/25/19           103,350
      171     GNMA                                                                    9.000        01/15/20           181,836
      600     Prudential Home Mortgage Securities Co. #93-28A7                        7.375        08/25/23           610,875
                                                                                                               --------------
                                                                                                                    5,297,559
                                                                                                               --------------

       See Notes to Financial Statements

Portfolio of Investments
December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------
Par Amount
in Local
Currency                                                                                                              U.S. $
(000)         Description                                                           Coupon        Maturity       Market Value
-----------------------------------------------------------------------------------------------------------------------------
              U.S. Treasury Securities  12.1%

    1,650     U.S. T-Bonds                                                            6.250 %      08/15/23   $     1,699,945
      400     U.S. T-Notes                                                            6.000        08/31/97           405,000
    2,750     U.S. T-Notes                                                            6.875        03/31/00         2,907,135
                                                                                                               --------------
                                                                                                                    5,012,080
                                                                                                               --------------
                    Total Domestic Bonds and Debt Securities                                                       34,760,468
                                                                                                               --------------

              Foreign Bonds and Debt Securities 12.3%
              Cayman Islands 9.7%

    1,500     Banco Bilbao Vizcaya International Finance (US$)                        6.875        10/27/05         1,531,875
    1,500     Santander Financial Issuances (US$)                                     6.775        09/30/49         1,383,750
    1,000     Santander Financial Issuances Limited (US$)                             7.875        04/15/05         1,102,986
                                                                                                               --------------
                                                                                                                    4,018,611
                                                                                                               --------------
              Colombia 2.6%

    1,060     Financiera Energet (US$)                                                6.625        12/13/96         1,058,675
                                                                                                               --------------
                    Total Foreign Bonds and Debt Securities                                                         5,077,286
                                                                                                               --------------


Total Long-Term Investment 96.2%
(Cost $38,465,877) <F1>                                                                                            39,837,754

Repurchase Agreement 4.8%

State Street Bank & Trust, U.S. T-Note, $1,705,000 par, 7.50%
coupon, due 11/15/16, dated 12/29/95,to be sold on 01/02/96
at $1,968,257                                                                                                       1,967,000

Liabilities in Excess of Other Assets -1.0%                                                                         (413,891)
                                                                                                               --------------
Net Assets 100.0%                                                                                              $   41,390,863
                                                                                                               ==============

*Zero coupon bond

<F1> At December 31, 1995, cost for federal income tax purposes is $38,465,877; the aggregate gross unrealized appreciation is $1,376,727 and the aggregate gross unrealized depreciation is
     $4,850, resulting in net unrealized appreciation of $1,371,877.

     See Notes to Financial Statements



              The following table summarizes the portfolio composition at December 31, 1995, based upon quality ratings issued by Standard & Poor's.  For securities not rated by
              Standard and Poor's, the Moody's rating is used.
              Portfolio Composition by Credit Quality
             --------------------------------------------------------------------------------------------
              U.S. Govt. and Agency Obligations                                                   21.7 %
              AAA                                                                                 20.6
              AA                                                                                  11.0
              A                                                                                   21.9
              BBB                                                                                 19.4
              NR                                                                                   5.4
                                                                                             ------------
                                                                                                 100.0 %
                                                                                             ============

    See Notes to Financial Statements


               VAN KAMPEN MERRITT SERIES TRUST QUALITY INCOME PORTFOLIO

                   STATEMENT OF ASSETS AND LIABILITIES
                          December 31, 1995
-----------------------------------------------------------------------
ASSETS:


  Investments, at Market Value
  (Cost $38,465,877) (Note 1)                             $  39,837,754
  Repurchase Agreements (Note 1)                              1,967,000
  Cash                                                              406
  Interest Receivable                                           685,422
                                                          -------------

    Total Assets                                             42,490,582
                                                          -------------


LIABILITIES:

  Payables:
    Investments Purchased                                     1,064,501
    Investment Advisory Fee  (Note 2)                            17,366
    Fund Shares Repurchased                                         420
  Accrued Expenses                                               17,432
                                                         --------------

    Total Liabilities                                         1,099,719
                                                         --------------

NET ASSETS                                               $   41,390,863
                                                         ==============

NET ASSETS CONSIST OF:

  Paid In Surplus (Note 3)                               $   41,324,208
  Net Unrealized Appreciation on Investments                  1,371,877
  Accumulated Net Realized Loss on Investments               (1,305,222)
                                                         --------------

NET ASSETS                                               $   41,390,863
                                                         ==============

NET ASSET VALUE PER SHARE
  ($41,390,863 divided by 3,807,302 shares
  outstanding; an unlimited number of shares without
  par value are authorized) (Note 3)                             $10.87
                                                         ==============


    See Notes to Financial Statements


                VAN KAMPEN MERRITT SERIES TRUST QUALITY INCOME PORTFOLIO

                       STATEMENT OF OPERATIONS
                For the Year Ended December 31, 1995
-----------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                $   2,746,403
                                                          -------------


EXPENSES:
  Investment Advisory Fee (Note 2)                              195,378
  Custody                                                        36,034
  Trustees Fees and Expenses (Note 2)                            21,153
  Audit                                                          18,879
  Legal  (Note 2)                                                 9,961
  Other                                                          10,332
                                                          -------------

    Total Operating Expenses                                    291,737
    Interest Expense (Note 4)                                    18,102
                                                          -------------
    Total Expenses                                              309,839
    Less Expenses Reimbursed by Cova Life                        57,283
                                                          -------------

    Net Expenses                                                252,556
                                                          -------------

NET INVESTMENT INCOME                                     $   2,493,847
                                                          =============


REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:

Realized Gain/Loss on Investments:

     Proceeds from Sales                                  $  81,937,725
     Cost of Securities Sold                                (81,484,103)
                                                          -------------

Net Realized Gain on Investments                                453,622
                                                          -------------

Unrealized Appreciation/Depreciation on Investments:

        Beginning of the Period                              (1,792,274)
        End of the Period                                     1,371,877
                                                          -------------

Net Unrealized Appreciation on Investments
During the Period                                             3,164,151
                                                          -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS           $   3,617,773
                                                          =============

NET INCREASE IN NET ASSETS FROM OPERATIONS                $   6,111,620
                                                          =============


    See Notes to Financial Statements


                   VAN KAMPEN MERRITT SERIES TRUST QUALITY INCOME PORTFOLIO
                            STATEMENT OF CHANGES IN NET ASSETS
                   For the Years Ended December 31, 1995 and 1994

----------------------------------------------------------------------------------------------------------
                                                                          Year Ended            Year Ended
                                                                   December 31, 1995     December 31, 1994
----------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:

Operations:
  Net Investment Income                                                $    2,493,847    $      2,355,865
  Net Realized Gain/Loss on Investments                                       453,622          (1,758,844)
  Net Unrealized Appreciation/Depreciation on
    Investments During the Period                                           3,164,151          (2,283,981)
                                                                       ---------------    ----------------

  Change in Net Assets from Operations                                      6,111,620          (1,686,960)

  Distributions from Net Investment Income                                 (2,493,847)         (2,355,865)
                                                                       ---------------    ----------------


  NET CHANGE IN NET ASSETS FROM
    INVESTMENT ACTIVITIES                                                   3,617,773          (4,042,825)
                                                                       ---------------    ----------------


FROM CAPITAL TRANSACTIONS (Note 3):

  Proceeds from Shares Sold                                                22,566,180          40,415,842
  Net Asset Value of Shares Issued Through
    Dividend Reinvestment                                                   2,493,847           2,355,865
  Cost of Shares Repurchased                                              (21,223,354)        (55,910,839)
                                                                       ---------------    ----------------

  NET CHANGE IN NET ASSETS FROM CAPITAL
    TRANSACTIONS                                                            3,836,673         (13,139,132)
                                                                       ---------------    ----------------

TOTAL INCREASE/DECREASE IN NET ASSETS                                       7,454,446         (17,181,957)

NET ASSETS:
  Beginning of the Period                                                  33,936,417          51,118,374
                                                                       ---------------    ----------------

  End of the Period                                                    $   41,390,863     $    33,936,417
                                                                       ===============    ================


     See Notes to Financial Statements



                                 Van Kampen Merritt Series Trust Quality Income Portfolio
                                                      Financial Highlights
                          The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            December 11, 1989
                                                                                                             (Commencement of
                                                                  Years Ended December 31,                         Investment
                                                                  ------------------------                     Operations) to
                                                     1995      1994      1993       1992     1991     1990  December 31, 1989
                                                 ----------------------------------------------------------------------------

Net Asset Value, Beginning of Period                $9.815   $10.886   $10.699    $10.618   $9.969   $9.930           $10.000
                                                   -------   -------   -------    -------  -------   ------           -------
  Net Investment Income                               .667      .603      .641       .696     .753     .713              .043
  Net Realized and Unrealized Gain/Loss on
    Investments                                      1.056   (1.071)      .518       .081     .649     .039            (.070)
                                                   -------   -------   -------    -------  -------   ------           -------
Total from Investment Operations                     1.723    (.468)     1.159       .777    1.402     .752            (.027)
                                                   -------   -------   -------    -------  -------   ------           -------

Less:
  Distributions from Net Investment Income            .667      .603      .641       .696     .753     .713              .043
  Distributions from Net Realized Gain on
  Investments                                         .000      .000      .331       .000     .000     .000              .000
                                                   -------   -------   -------    -------  -------   ------           -------

Total Distributions                                   .667      .603      .972       .696     .753     .713              .043
                                                   -------   -------   -------    -------  -------   ------           -------

Net Asset Value, End of Period                     $10.871    $9.815   $10.886    $10.699  $10.618   $9.969            $9.930
                                                   =======   =======   =======    =======  =======   ======           =======

Total Return *                                      17.99%   (4.33%)    11.04%      7.61%   14.71%    7.99%         (.27%) **
Net Assets at End of Period (In millions)            $41.4     $33.9     $51.1      $24.1     $6.8     $6.1              $2.5
Ratio of Operating Expenses to Average Net
  Assets* (Annualized)                                .60%      .59%      .60%       .60%     .60%     .74%              .70%
Ratio of Interest Expenses to Average Net
  Assets* (Annualized) (Note 4)                       .05%       N/A       N/A        N/A      N/A      N/A               N/A
Ratio of Net Investment Income to
Average Net Assets* (Annualized)                     6.42%     5.69%     5.82%      6.87%    7.45%    7.64%             7.83%
Portfolio Turnover                                 219.46%   177.63%   318.40%    231.91%   12.86%   59.25%              .00%

*If certain expenses had not been assumed by Cova Life, total return would have been lower and the ratios would have been as follows:

Ratio of Operating Expenses to Average Net
  Assets (Annualized)                                 .75%      .68%      .70%       .88%    1.10%    1.53%             9.15%
Ratio of Net Investment Income to Average
Net Assets (Annualized)                              6.27%     5.60%     5.73%      6.59%    6.96%    6.85%            (.62%)

** Non-annualized

N/A - Prior to 1995, interest expense was immaterial and subsequently netted against interest income.


    See Notes to Financial Statements



                               VAN KAMPEN MERRITT
                     SERIES TRUST QUALITY INCOME PORTFOLIO
                        Notes to Financial Statements
                               December 31, 1995

1.  Significant Accounting Policies

Van Kampen Merritt Series Trust (the "Trust"), under which the Quality Income Portfolio (the "Fund") is organized as a separate sub-trust, is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income, consistent with safety of principal, by investing in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or in various investment grade debt obligations including mortgage pass-through certificates and collateralized mortgage obligations. The Trust and Fund commenced investment operations on December 11, 1989.
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation - Investments are stated at value using market quotations, or if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain in a segregated account with its custodian assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made. At December 31, 1995, there were no when issued or delayed delivery purchase commitments.

C. Investment Income and Expense - Interest income and expenses are recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.
    The Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1995, the Fund had an accumulated capital loss carryforward for tax purposes of $1,305,222 which will expire on December 31, 2002.

E. Distribution of Income and Gains - The Fund declares and pays dividends monthly from net investment income. Net realized gains, if any, are distributed annually. Distributions are automatically reinvested in Fund Shares. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.


2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Net Assets                    % Per Annum
------------------------------      --------------
First $500 million                      .50 of 1%
Over $500 million                       .45 of 1%

    Cova Variable Annuity Accounts One and Five are separate investment accounts offered by Cova Financial Services Life Insurance Co. and Cova Financial Life Insurance Co. (collectively "Cova Life"), respectively. At December 31, 1995, Cova Variable Annuity Accounts One and Five owned all shares beneficial interest of the Fund.
    Certain officers and trustees of the Fund are also officers and directors of Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC"). The Fund does not compensate its officers or trustees who are officers of VKAC.
    The Fund has implemented a retirement plan which covers those trustees who are not officers of VKAC. The Fund's liability under the retirement plan at December 31, 1995, was approximately $7,300.
    For the year ended December 31, 1995, the Fund recognized expenses of approximately $12,100, representing VKAC's cost of providing accounting and legal services.


3.  Capital Transactions

At December 31, 1995 and 1994, paid in surplus aggregated $41,324,208 and $37,487,535, respectively.




                               VAN KAMPEN MERRITT
                     SERIES TRUST QUALITY INCOME PORTFOLIO
                        Notes to Financial Statements   (Continued)
                               December 31, 1995


Transactions in shares were as follows:

                                       Year             Year
                                      Ended            Ended
                                   December 31,     December 31,
                                       1995             1994
                                ---------------   --------------
Beginning Shares                      3,457,435        4,695,907
                                ---------------   --------------
Shares Sold                           2,141,344        3,968,977
Shares Issued through
  Dividend Reinvestment                 238,868          231,691
Shares Repurchased                  (2,030,345)      (5,439,140)
                                ---------------   --------------
Net Increase/Decrease in
  Shares Outstanding                    349,867      (1,238,472)
                                ---------------   --------------
Ending Shares                         3,807,302        3,457,435
                                ---------------   --------------
                                ---------------   --------------


4.  Investment Transactions

Aggregate purchases and cost of sales of investment securities, excluding short-term notes, for the year ended December 31, 1995, were $83,985,046 and $81,484,103, respectively.
    The Fund utilizes an investment technique called reverse repurchase agreements for cash management purposes. In a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities but pay interest to the counter-party based upon a short-term interest rate. The average daily balance of reverse repurchase agreements during the period was approximately $304,000 with an average interest rate of 5.955%.

5.  Mortgage and Asset Backed Securities

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies -- Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) or Federal Home Loan Bank (FHLB).
    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. The Fund also invests in REMIC's (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages with the most stable cash flows and the lowest prepayment risk.
    Asset Backed Securities are similar to MBS but made up of pools of other assets, such as credit card receivables, which are grouped together for investment purposes. Payments of principal and interest on the securities are made from the cash flows of the group of assets.
    An Interest Only security is another class of MBS representing ownership in the cash flows of the interest payments made from a specified pool of MBS. The cash flow on this instrument decreases as the mortgage principal balance is repaid by the borrower.


6.  Subsequent Events

On February 9, 1996, shareholders approved a change in the Trust's name to Cova Series Trust. A new investment advisory agreement was entered into with Cova Investment Advisory Corp. A sub-advisory agreement between Cova Investment Advisory Corp. and Van Kampen American Capital Investment Advisory Corp. was also approved. The investment advisory fee schedule was not modified by this change. All of the above changes will take effect on May 1, 1996.

Van Kampen Merritt Series Trust High Yield Portfolio
For the 12-month period ened 12/31/95

Letter to Contract Owners


The High Yield Portfolio posted a solid total return in 1995. The gain was in line with that of Treasury bonds, but lagged that of investment grade bonds and stocks.
This reflects both the shorter duration, or interest sensitivity, of high yield bonds relative to these asset classes. It also reflects concerns about increasing credit risk among more leveraged companies, such as those rated below investment grade, during a time of slowing economic growth.

Technical conditions were relatively stable during the last six months of the year. While the new issue calendar was fairly heavy during the period, this supply was absorbed by cash moving into the market as well as cash received in coupon payments, bond calls, and tender offers.

We currently have six analysts working full time analyzing the credit quality of our high yield bond holdings and prospective investments. Our credit selection process continued to provide good results during the period. While default rates for the market in general increased for the second year in a row, we were able to avoid defaults among companies held in the portfolio. We also experienced gains from positive developments such as mergers with higher quality companies and tender offers for bonds held.

At the current time, we are somewhat cautious regarding the high yield market's prospects for 1996.
We expect high yield companies to show mixed performance as long as the economy continues its current slow growth. However, we believe the portfolio is positioned to perform relatively well unless the economy deteriorates significantly. To help us obtain the portfolio's objectives, we have underweighted bonds in the cyclical industries, and we will continue to emphasize quality in the credit selection process.

Anne Lorsung

Portfolio Manager

Van Kampen American Capital
Investment Advisory Corp.


Top 10 Long-Term Holdings by Market Value
As of 12/31/95

                                    % of Portfolio
Viacom International Inc.           1.9%
Ornda Healthcorp                    1.8
Global Marine Inc.                  1.8
Revlon Consumer Products Corp.      1.8
Silgan Holdings Inc.                1.7
SCI Television Inc.                 1.7
Centennial Cellular Corp.           1.7
Schuller International Group Inc.   1.6
Walter Industries Inc.              1.6
U.S. Treasury Note                  1.6




[PIE CHART]
Distribution by Moody's Rating
As of 12/31/95

B2     30.8%
B3     22.2
Ba3    14.2
B1     13.8
Other  10.8
Caa     4.1
Aaa     1.6
Ba1     1.3
Ba2     1.2







Van Kampen Merritt Series Trust High Yield Portfolio vs Salomon Brothers High Yield Index-Composite <F3>
(Growth Based on $10,000 invested on 1/1/90)



[GRAPH]
                       VKM
                       Series Trust       Salomon Brothers
                       High Yield         High Yield Index -
                       Portfolio          Composite
     31-Dec-89         10,000             10,000
     31-Jan-90          9,941              9,736
     28-Feb-90          9,940              9,604
     31-Mar-90         10,073              9,706
     30-Apr-90         10,053              9,638
     31-May-90         10,291              9,926
     30-Jun-90         10,458             10,090
     31-Jul-90         10,624             10,262
     31-Aug-90         10,409              9,778
     30-Sep-90         10,173              9,200
     31-Oct-90          9,958              8,890
     30-Nov-90         10,104              9,140
     31-Dec-90         10,186              9,252
     31-Jan-91         10,347              9,568
     28-Feb-91         10,916             10,511
     31-Mar-91         11,358             11,065
     30-Apr-91         11,578             11,437
     31-May-91         11,651             11,528
     30-Jun-91         11,908             11,786
     31-Jul-91         12,191             12,136
     31-Aug-91         12,371             12,448
     30-Sep-91         12,577             12,546
     31-Oct-91         12,920             12,960
     30-Nov-91         13,003             13,071
     31-Dec-91         13,070             13,251
     31-Jan-92         13,810             13,576
     28-Feb-92         14,159             14,041
     31-Mar-92         14,319             14,244
     30-Apr-92         14,414             14,313
     31-May-92         14,496             14,619
     30-Jun-92         14,612             14,808
     31-Jul-92         14,938             15,122
     31-Aug-92         15,175             15,343
     30-Sep-92         15,480             15,473
     31-Oct-92         15,252             15,215
     30-Nov-92         15,384             15,476
     31-Dec-92         15,561             15,674
     31-Jan-93         15,952             16,077
     28-Feb-93         16,479             16,406
     31-Mar-93         16,867             16,690
     30-Apr-93         16,948             16,832
     31-May-93         17,185             17,058
     30-Jun-93         17,661             17,471
     31-Jul-93         17,872             17,651
     31-Aug-93         17,971             17,833
     30-Sep-93         17,996             17,873
     31-Oct-93         18,597             18,291
     30-Nov-93         18,730             18,352
     31-Dec-93         18,981             18,548
     31-Jan-94         19,410             18,971
     28-Feb-94         19,465             18,838
     31-Mar-94         18,700             18,063
     29-Apr-94         18,469             17,868
     31-May-94         18,421             17,896
     30-Jun-94         18,506             17,910
     31-Aug-94         18,110             18,098
     30-Sep-94         18,112             18,218
     31-Oct-94         18,028             18,128
     30-Nov-94         17,784             18,095
     30-Dec-94         17,973             17,887
     31-Jan-95         18,141             18,352
     28-Feb-95         18,545             19,034
     31-Mar-95         18,759             19,235
     28-Apr-95         19,178             19,749
     31-May-95         19,583             20,383
     30-Jun-95         19,649             20,559
     31-Jul-95         19,972             20,814
     31-Aug-95         20,058             20,950
     30-Sep-95         20,326             21,211
     31-Oct-95         20,532             21,440
     30-Nov-95         20,688             21,740
     31-Dec-95         20,972             22,131


                                          Average Total Return<F2>
                            1 Year        5 Years       Since Inception<F1>
VKM Series Trust
High Yield Portfolio        16.69%        15.14%        13.35%
Salomon Brothers
High Yield Index<F3>        23.73%        19.06%        14.16%

<F1> Portfolio is shown from first full month since inception.

<F2> "Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performnace and do not indicate future results. The value of an investment in the VKM Series Trust High Yield Portfolio and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

<F3> The Salomon Brothers High Yield Index tracks the composite high yield market excluding issues with less than 7 years maturity.

Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

The above performance graph has been generated by Van
Kampen American Investment Advisory Corp. using information from Bloomberg. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.






                         INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of the High Yield Portfolio of the
  Van Kampen Merritt Series Trust:

We have audited the accompanying statement of assets and liabilities of the High Yield Portfolio (one of the portfolios comprising the Van Kampen Merritt Series Trust) (the "Fund"), including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the High Yield Portfolio of the Van Kampen Merritt Series Trust as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


                                              KPMG Peat Marwick LLP
Chicago, Illinois
February 6, 1996, except as to
Note 6, which is as of February 9, 1996








VAN KAMPEN MERRITT SERIES TRUST HIGH YIELD PORTFOLIO

Portfolio of Investments
December 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
Par
Amount
in Local
Currency                                                        S & P      Moody's                              U.S.$
(000)      Description                                          Rating     Rating      Coupon        Maturity   Market Value
--------------------------------------------------------------------------------------------------------------------------------
           Corporate Bonds 77.1%
           Aerospace & Defense 1.4%
       150 Sequa Corp.                                            BB           B1           9.625%    10/15/99    $      148,500
       400 Sequa Corp.                                            B+           B3           9.375     12/15/03           377,000
                                                                                                                  --------------
                                                                                                                         525,500
                                                                                                                  --------------
           Automobile 1.0%
       350 Exide Corp.                                            NR           NR          10.000     04/15/05           379,750
                                                                                                                  --------------
           Beverage, Food & Tobacco 1.0%
       100 Fleming Cos. Inc. (Var. Rate Cpn.)                    BB-          Ba1           8.125     12/15/01            86,000
       300 Pilgrims Pride Corp.                                   B-           B3          10.875     08/01/03           268,500
                                                                                                                  --------------
                                                                                                                         354,500
                                                                                                                  --------------
           Buildings & Real Estate 8.2%
       400 American Standard Inc.                                BB-          Ba3          10.875     05/15/99           443,000
       200 American Standard Inc.                                BB-          Ba3          11.375     05/15/04           221,500
       550 Building Material Corp. <F2>                          BB           B1         0/11.750     07/01/04           374,000
       450 Schuller International Group Inc.                     BB-          Ba3          10.875     12/15/04           508,500
       400 Southdown Inc.                                         B           B2           14.000     10/15/01           440,000
       500 Value Property Trust                                  NR           NR           11.125     09/29/02           505,000
       500 Walter Industries Inc.                                NR           NR           12.190     03/15/00           506,250
                                                                                                                  --------------
                                                                                                                       2,998,250
                                                                                                                  --------------

           Chemicals, Plastics & Rubber 0.5%
       250 G I Holdings Inc.                                      B+          Ba3               *     10/01/98           193,125
                                                                                                                  --------------
           Containers, Packaging & Glass 4.5%
        50 Anchor Glass Container Corp.                           B-           B2          10.250     06/30/02            40,750
        50 Anchor Glass Container Corp.                          CCC+          B3           9.875     12/15/08            30,500
       300 Atlantis Group Inc.                                    B-           B2          11.000     02/15/03           262,500
        50 Owens Illinois Inc.                                    B+           B2          10.250     04/01/99            51,750
       100 Owens Illinois Inc.                                    B+           B2          10.500     06/15/02           106,500
       350 Owens Illinois Inc.                                    BB          Ba3          11.000     12/01/03           397,250
       200 S.D. Warren Co.                                        B+           B1          12.000     12/15/04           221,000
       563 Silgan Holdings Inc. <F2>                              B-           B3        0/13.250     12/15/02           539,072
                                                                                                                  --------------
                                                                                                                       1,649,322
                                                                                                                  --------------
           Diversified/Conglomerate Manufacturing 4.9%
       200 Communications & Power Industries Inc. <F3>            NR           B3          12.000     08/01/05           206,000
       361 IMO Industries Inc.                                    B-          Caa          12.250     08/15/97           362,805
       500 Jordan Industries Inc.                                 B+           B3          10.375     08/01/03           425,000
       250 Republic Engineered Steels Inc.                        B+           B2           9.875     12/15/01           225,625

1  See Notes to Financial Statements



Portfolio of Investments (Continued)
December 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
Par
Amount
in Local
Currency                                                        S & P      Moody's                              U.S.$
(000)      Description                                          Rating     Rating      Coupon        Maturity   Market Value
--------------------------------------------------------------------------------------------------------------------------------
           Corporate Bonds (Continued)
           Diversified/Conglomerate Manufacturing (Continued)
       200 Talley Industries Inc. <F2>                            B-           B2        0/12.250%    10/15/05   $       149,500
       400 Talley Manufacturing & Technology Inc.                 B            B2          10.750     10/15/03           402,000
                                                                                                                  --------------
                                                                                                                       1,770,930
                                                                                                                  --------------
           Ecological 1.8%
       500 Envirosource Inc.                                      B            B3           9.750     06/15/03           437,500
       200 Norcal Waste Systems Inc. <F2>                         NR           NR     12.50/13.50     11/15/05           202,500
                                                                                                                  --------------
                                                                                                                         640,000
                                                                                                                  --------------
           Electronics 1.6%
       500 Bell & Howell Holdings Co. <F2>                        B            B3        0/11.500     03/01/05           328,750
       250 Computervision                                         B-           B3          11.375     08/15/99           263,125
                                                                                                                  --------------
                                                                                                                         591,875
                                                                                                                  --------------
           Farming & Agriculture 0.8%
       320 Trans Resources Inc.                                   B-           B2          11.875     07/01/02           296,000
                                                                                                                  --------------
           Grocery 3.7%
       500 Pantry Inc.                                            B+           B3          12.000     11/15/00           492,500
       450 Pathmark Stores Inc.                                   B-           B2           9.625     05/01/03           437,625
       300 Purity Supreme Inc.                                   BBB-         Ba1          11.750     08/01/99           329,250
       100 Safeway Inc.                                          BB+          Ba2           9.350     03/15/99           107,250
                                                                                                                  --------------
                                                                                                                       1,366,625
                                                                                                                  --------------
           Healthcare 3.5%
       100 Merit Behavioral Care Corp.                            NR           B3          11.500     11/15/05           104,000
       500 Ornda Healthcorp                                       B-           B2          11.375     08/15/04           562,500
       150 Paracelsus Healthcare Corp.                            B            B1           9.875     10/15/03           151,500
       400 Tenet Healthcare Corp.                                BB-          Ba3          10.125     03/01/05           443,000
                                                                                                                  --------------
                                                                                                                       1,261,000
                                                                                                                  --------------
           Hotel, Motel, Inns & Gaming 4.0%
       475 California Hotel Finance Corp.                        BB-           B2          11.000     12/01/02           503,500
       325 GB Property Funding Corp.                              B+           B2          10.875     01/15/04           286,813
       400 Hollywood Casino Inc.                                  B+           B2          12.750     11/01/03           364,000
       300 Trump Plaza Funding Inc.                               B+           B3          10.875     06/15/01           312,000
                                                                                                                  --------------
                                                                                                                       1,466,313
                                                                                                                  --------------

2  See Notes to Financial Statements



Portfolio of Investments (Continued)
December 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
Par
Amount
in Local
Currency                                                        S & P      Moody's                              U.S.$
(000)      Description                                          Rating     Rating      Coupon        Maturity   Market Value
--------------------------------------------------------------------------------------------------------------------------------
           Corporate Bonds (Continued)
           Insurance 2.6%
       350 American Annuity Group Inc.                            B+          Ba3          11.125%    02/01/03   $       378,875
       275 Americo Life Inc. <F4>                                BB+          Ba2           9.250     06/01/05           262,625
       300 Nacolah Holding Corp.                                 BB-           B1           9.500     12/01/03           315,000
                                                                                                                  --------------
                                                                                                                         956,500
                                                                                                                  --------------
           Leisure 1.4%
       500 Alliance Entertainment Corp.                           B-           B3          11.250     07/15/05           503,750
                                                                                                                  --------------
           Mining, Steel, Iron & Non-Precious Metal  2.7%
       300 Armco Inc.                                             B            B2          11.375     10/15/99           307,500
       200 Carbide/Graphite Group Inc.                            B+           B3          11.500     09/01/03           217,000
       350 Easco Corp.                                            B            B1          10.000     03/15/01           351,750
       100 Magma Copper Co.                                      BB+          Ba3          11.500     01/15/02           106,250
                                                                                                                  --------------
                                                                                                                         982,500
                                                                                                                  --------------
           Oil & Gas 6.8%
       175 Clark R & M Holdings Inc.                              NR           NR               *     02/15/00           116,813
       375 Giant Industries Inc.                                  B+           B2           9.750     11/15/03           379,687
       500 Global Marine Inc.                                     B+           B1          12.750     12/15/99           555,000
       350 Petroleum Heat & Power Inc.                            B+           B2          12.250     02/01/05           390,250
       150 Plains Resources Inc.                                  B-           B3          12.000     10/01/99           157,125
       450 TransTexas Gas Corp.                                  BB-           B2          11.500     06/15/02           463,500
        50 Triton Energy Corp.                                    B+           B1               *     11/01/97            43,250
       360 Triton Energy Corp. <F2>                               B+           B1         0/9.750     12/15/00           340,200
        25 United Meridian Corp.                                  B            B2          10.375     10/15/05            26,500
                                                                                                                  --------------
                                                                                                                       2,472,325
                                                                                                                  --------------
           Personal & Non-Durable 2.1%
        50 Herff Jones Inc.                                       NR           B2          11.000     08/15/05            53,500
       210 Playtex Family Products Corp.                          B+           B2           9.000     12/15/03           185,325
       540 Revlon Consumer Products Corp.                         B            B2           9.375     04/01/01           545,400
                                                                                                                  --------------
                                                                                                                         784,225
                                                                                                                  --------------
           Printing, Publishing & Broadcasting 10.2%
       200 American Telecasting Inc. <F2>                        CCC+         Caa        0/14.500     06/15/04           137,500
       250 Century Communications Corp.                          BB-          Ba3           9.750     02/15/02           258,750
       200 Century Communications Corp.                           B+           B2          11.875     10/15/03           215,000
       250 Comcast Corp.                                          B+           B1           9.375     05/15/05           263,125
       500 Insight Communications Co. L.P. <F2>                   B-          Caa      8.25/11.25     03/01/00           502,500
       225 K-III Communications Corp.                            BB-          Ba3          10.625     05/01/02           240,750

3  See Notes to Financial Statements



Portfolio of Investments (Continued)
December 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
Par
Amount
in Local
Currency                                                        S & P      Moody's                              U.S.$
(000)      Description                                          Rating     Rating      Coupon        Maturity   Market Value
--------------------------------------------------------------------------------------------------------------------------------
           Corporate Bonds (Continued)
           Printing, Publishing & Broadcasting (Continued)
       200 K-III Communications Corp.                             BB-          Ba3         10.250%    06/01/04   $       215,000
       500 SCI Television Inc.                                    NR           NR          11.000     06/30/05           532,500
       250 Storer Communications Inc.                             B+           B1          10.000     05/15/03           250,625
       500 Viacom International Inc.                              BB-          B1          10.250     09/15/01           575,000
       100 Young Broadcasting Inc.                                B            B2          11.750     11/15/04           112,000
       400 Young Broadcasting Inc.                                B            B2          10.125     02/15/05           424,000
                                                                                                                  --------------
                                                                                                                       3,726,750
                                                                                                                  --------------
           Retail  2.7%
       250 Hosiery Corp. America Inc.
             (Including 250 common stock warrants)                B-           B3          13.750     08/01/02           270,625
       400 Thrifty Payless Inc.                                   B            B2          11.750     04/15/03           434,000
       275 Waban Inc.                                            BB-          Ba3          11.000     05/15/04           281,875
                                                                                                                  --------------
                                                                                                                         986,500
                                                                                                                  --------------
           Telecommunications  7.8%
        50 Cablevision Systems Corp.                              B            B3          10.750     04/01/04            53,000
       500 Centennial Cellular Corp.                              B            B2          10.125     05/15/05           527,500
       300 Continental Cablevision Inc.                          BB+           NR           8.300     05/15/06           301,500
       350 Intermedia Communications of Florida, Inc.
             (Including 350 common stock warrants)                B-           B3          13.500     06/01/05           392,000
       250 IXC Communications Inc.(Var. Rate Cpn.)                NR           B3          13.000     10/01/05           267,500
       300 Metrocall Inc.                                         B-           B2          10.375     10/01/07           319,500
       400 Mobilemedia Communications Inc. <F2>                   B-           B3        0/10.500     12/01/03           312,000
       100 Mobilemedia Communications Inc.                        B-           B3           9.375     11/01/07           103,500
       300 Panamsat L.P. <F2>                                     B            B3        0/11.375     08/01/03           244,500
       300 Pricellular Wireless Corp. <F2>                       CCC+         Caa        0/14.000     11/15/01           264,000
       100 Pricellular Wireless Corp. <F2>                       CCC+          B3        0/12.250     10/01/03            77,250
                                                                                                                  --------------
                                                                                                                       2,862,250
                                                                                                                  --------------
           Textiles  1.1%
       420 Dan River Inc.                                         B            B3          10.125     12/15/03           388,500
                                                                                                                  --------------
           Transportation  1.4%
       500 U.S. Air                                               B+           B1           8.625     09/01/98           492,500
                                                                                                                  --------------
           Utilities  1.4%
       200 California Energy Inc.                                BB-          Ba3           9.875     06/30/03           209,500
       300 Midland Funding Corp. II                               B-           B2          11.750     07/23/05           314,250
                                                                                                                  --------------
                                                                                                                         523,750
                                                                                                                  --------------
           Total Corporate Bonds                                                                                      28,172,740
                                                                                                                  --------------


4  See Notes to Financial Statements



Portfolio of Investments (Continued)
December 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
Par
Amount
in Local
Currency                                                        S & P       Moody's                             U.S.$
(000)      Description                                          Rating      Rating     Coupon        Maturity   Market Value
--------------------------------------------------------------------------------------------------------------------------------
           Foreign Bonds and Debt Securities 6.3%
           Argentina 0.7%
       450 Federal Republic of Argentina (Var. Rate Cpn.) (US$)   BB-         B2             5.000 %   03/31/23   $      257,625
                                                                                                                  --------------
           Brazil 0.6%
       400 Federal Republic of Brazil (Var. Rate Cpn.) (US$)      NR           NR            4.250     04/15/24          212,500
                                                                                                                  --------------
           Canada 1.8%
       200 Doman Industries Ltd. (US$)                            BB-          Ba3           8.750     03/15/04          193,000
       450 Rogers Communications Inc. (US$)                       BB-           B2          10.875     04/15/04          470,250
                                                                                                                  --------------
                                                                                                                         663,250
                                                                                                                  --------------
           Colombia 1.0%
       350 Oleoducto Central South America (US$)                   NR           NR           9.350     09/01/05          355,250
                                                                                                                  --------------
           United Kingdom 0.8%
       200 International Cabletel Inc. (US$) <F2>                  B            B3        0/12.750     04/15/05          127,500
       300 Telewest Plc (US$) <F2>                                 BB           B1        0/11.000     10/01/07          180,750
                                                                                                                  --------------
                                                                                                                         308,250
                                                                                                                  --------------
           Poland  0.6%
       300 Government of Poland (Var. Rate Cpn.) (US$)             NR           NR           6.875     10/27/24          226,125
                                                                                                                  --------------
           Indonesia 0.8%
       180 Indah Kiat International Finance Co. B.V. (US$)         BB          Ba3          11.875     06/15/02          182,250
       100 Tjiwi Kimia International Finance (US$)                 BB          Ba3          13.250     08/01/01          109,000
                                                                                                                  --------------
                                                                                                                         291,250
                                                                                                                  --------------
                Total Foreign Bonds and Debt Securities                                                                2,314,250
                                                                                                                  --------------
           U.S. Government Obligations 1.4%
       500 U.S. T-Note                                             NR          Aaa           9.375     04/15/96          505,760
                                                                                                                  --------------
                Total Debt Securities                                                                                 30,992,750
                                                                                                                  --------------
Equities  2.1%
    American Telecasting Inc. (930 common stock warrants)                                                                  2,790
    Cablevision Systems Corp. (4,118 preferred shares)                                                                   425,132
    Casino America Inc.  (653 common stock warrants)                                                                         652
    Panamsat L.P. (212 preferred shares)                                                                                 238,500
    Supermarkets General Holdings Corp. (3,177 preferred shares)                                                          91,736
                                                                                                                  --------------
        Total Equities                                                                                                   758,810
                                                                                                                  --------------

5  See Notes to Financial Statements



Portfolio of Investments (Continued)
December 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
Par
Amount
in Local
Currency                                                        S & P       Moody's                             U.S.$
(000)      Description                                          Rating      Rating     Coupon        Maturity   Market Value
--------------------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments  86.9%
(Cost $31,007,997) <F1>                                                                                           $   31,751,560

Repurchase Agreement  10.6%
State Street Bank & Trust, U.S. T-Note, $3,340,000 par, 7.500% coupon due
11/15/16, dated 12/29/95, to be sold on 01/02/96 at $3,860,465                                                         3,858,000
Other Assets in Excess of Liabilities  2.5%                                                                              905,860
                                                                                                                  --------------
Net Assets  100%                                                                                                      36,515,420
                                                                                                                  ==============

*Zero coupon bond

<F1>At December 31, 1995, cost for federal income tax purposes is $31,007,997;
    the aggregate gross unrealized appreciation is $1,030,946 and the aggregate gross unrealized depreciation is $287,383, resulting in net unrealized appreciation of $743,563.

<F2>Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

<F3>Securities purchased on a when issued or delayed delivery basis.

<F4>Assets segregated as collateral for when issued or delayed delivery purchase commitments.

6  See Notes to Financial Statements



                      VAN KAMPEN MERRITT SERIES TRUST HIGH YIELD PORTFOLIO

                                 STATEMENT OF ASSETS AND LIABILITIES
                                         December 31, 1995
------------------------------------------------------------------------------------
ASSETS:

  Investments, at Market Value (Cost $31,007,997) (Note 1)             $  31,751,560
  Repurchase Agreement (Note 1)                                            3,858,000
  Cash                                                                           377
  Receivables:
    Interest                                                                 668,318
    Investments Sold                                                         464,718
  Other                                                                          823
                                                                       -------------
      Total Assets                                                        36,743,796
                                                                       -------------

LIABILITIES:

  Payables:
    Investments Purchased                                                    173,428
    Fund Shares Repurchased                                                   32,144
    Investment Advisory Fee (Note 2)                                          22,804
                                                                       -------------
      Total Liabilities                                                      228,376
                                                                       -------------
NET ASSETS                                                             $  36,515,420
                                                                       =============

NET ASSETS CONSIST OF:

  Paid In Surplus (Note 3)                                             $  37,281,871
  Net Unrealized Appreciation on Investments                                 743,563
  Accumulated Undistributed Net Investment Income                              7,484
  Accumulated Net Realized Loss on Investments                            (1,517,498)
                                                                       -------------

NET ASSETS                                                             $  36,515,420
                                                                       =============

NET ASSET VALUE PER SHARE
  ($36,515,420 divided by 3,495,538 shares outstanding; an
  unlimited number of shares without par value are authorized)                $10.45
                                                                       =============


7  See Notes to Financial Statements





                      VAN KAMPEN MERRITT SERIES TRUST HIGH YIELD PORTFOLIO

                                 STATEMENT OF OF OPERATIONS
                            For the Year Ended December 31, 1995
------------------------------------------------------------------------------------
INVESTMENT INCOME:

  Interest                                                             $   2,934,803
  Dividends                                                                   11,665
  Other                                                                       48,825
                                                                       -------------
      Total Income                                                         2,995,293
                                                                       -------------

EXPENSES:

  Investment Advisory Fee (Note 2)                                           219,052
  Custody                                                                     46,759
  Trustees Fees and Expenses (Note 2)                                         21,062
  Audit                                                                       18,879
  Legal (Note 2)                                                               7,381
  Other                                                                        1,892
                                                                       -------------
      Total Expenses                                                         315,025
      Less Expenses Reimbursed by Cova Life                                   66,766
                                                                       -------------
      Net Expenses                                                           248,259
                                                                       -------------
NET INVESTMENT INCOME                                                  $   2,747,034
                                                                       =============


REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:

  Realized Gain/Loss on Investments:
    Proceeds from Sales                                                $  29,060,092
    Cost of Securities Sold                                              (28,922,790)
                                                                       -------------
  Net Realized Gain on Investments (Including realized loss on
    expired option transactions of $3,162)                                   137,302
                                                                       -------------
  Unrealized Appreciation/Depreciation on Investments:
    Beginning of the Period                                                 (779,999)
    End of the Period                                                        743,563
                                                                       -------------
  Net Unrealized Appreciation on Investments During the Period             1,523,562
                                                                       -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        $   1,660,864
                                                                       -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                             $   4,407,898
                                                                       =============


8  See Notes to Financial Statements




                     VAN KAMPEN MERRITT SERIES TRUST HIGH YIELD PORTFOLIO

                                STATEMENT OF CHANGES IN NET ASSETS
                           For the Years Ended December 31, 1995 and 1994
----------------------------------------------------------------------------------------------------------
                                                                      Year Ended            Year Ended
                                                                   December 31, 1995     December 31, 1994
----------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:

  Operations:
    Net Investment Income                                              $    2,747,034     $    1,901,381
    Net Realized Gain/Loss on Investments                                     137,302         (1,654,800)
    Net Unrealized Appreciation/Depreciation on
      Investments During the Period                                         1,523,562         (1,233,657)
                                                                       ---------------    ---------------
  Change in Net Assets from Operations                                      4,407,898           (987,076)
  Distributions from Net Investment Income                                 (2,739,550)        (1,901,381)
                                                                       ---------------    ---------------
  NET CHANGE IN NET ASSETS FROM
    INVESTMENT ACTIVITIES                                                   1,668,348         (2,888,457)
                                                                       ---------------    ---------------
FROM CAPITAL TRANSACTIONS (Note 3):

  Proceeds from Shares Sold                                                14,408,614         10,939,186
  Net Asset Value of Shares Issued Through
    Dividend Reinvestment                                                   2,739,550          1,901,381
  Cost of Shares Repurchased                                               (1,956,676)        (9,145,332)
                                                                       ---------------    ---------------
    NET CHANGE IN NET ASSETS FROM CAPITAL
      TRANSACTIONS                                                         15,191,488          3,695,235
                                                                       ---------------    ---------------
TOTAL INCREASE IN NET ASSETS                                               16,859,836            806,778

NET ASSETS:
  Beginning of the Period                                                  19,655,584         18,848,806
                                                                       ---------------    ---------------
  End of the Period (Including undistributed net
    investment income of $7,484 and $0, respectively)                  $    36,515,420    $   19,655,584
                                                                       ===============    ===============


9  See Notes to Financial Statements





                                  VAN KAMPEN MERRITT SERIES TRUST HIGH YIELD PORTFOLIO
                                                FINANCIAL HIGHLIGHTS

                    The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                December 11,1989
                                                                                                                (Commencement of
                                                                                                                      Investment
                                                              Year Ended December 31,                             Operations) to
                                              1995      1994      1993     1992       1991     1990             December 31,1989
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.823    $11.287   $10.445  $10.410    $9.073   $9.974           $10.000
                                             -------    -------   -------  -------   -------  -------           -------
Net Investment Income                           .949       .978     1.028    1.250     1.124    1.085              .053
  Net Realized and Unrealized Gain/Loss
  on Investments                                .621    (1.464)     1.170     .658     1.337    (.901)            (.026)
                                             -------    -------   -------  -------   -------  -------           -------
Total from Investment Operations               1.570     (.486)     2.198    1.908     2.461     .184              .027
                                             -------    -------   -------  -------   -------  -------           -------

Less:
  Distributions from Net Investment Income      .947      .978      1.028    1.250     1.124    1.085              .053
  Distributions from Net Realized Gain
  on Investments                                .000       .000      .328     .623      .000     .000              .000
                                             -------    -------   -------  -------   -------  -------           -------
Total Distributions                             .947       .978     1.356    1.873     1.124    1.085              .053
                                             -------    -------   -------  -------   -------  -------           -------
Net Asset Value, End of Period               $10.446     $9.823   $11.287  $10.445   $10.410   $9.073            $9.974
                                             =======    =======   =======  =======   =======  =======           =======

Total Return *                                16.69%    (4.52%)    21.98%   19.12%    28.31%    1.86%              .23% **
Net Assets at End of Period (In millions)      $36.5      $19.7     $18.8     $5.4      $3.8     $2.9              $2.5
Ratio of Expenses to Average Net Assets*
(Annualized)                                    .86%       .86%      .84%     .87%      .86%    1.01%              .95%
Ratio of Net Investment Income to Average
Net Assets* (Annualized)                       9.50%      9.48%     8.97%   11.67%    11.31%   11.43%             9.67%
Portfolio Turnover                           118.90%    200.06%   213.09%  157.42%   147.57%   28.32%              .00%

 * If certain expenses had not been assumed by Cova Life, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets
(Annualized)
                                               1.09%     1.16%      1.38%    1.79%     1.91%    2.42%             9.42%
Ratio of Net Investment Income to Average
Net Assets (Annualized)                        9.27%     9.18%      8.43%   10.75%    10.25%   10.01%             1.19%

** Non-annualized


10  See Notes to Financial Statements



Van Kampen Merritt Series Trust High Yield Portfolio
Notes to Financial Statements December 31, 1995
--------------------------------------------------------------------------------

1.  Significant Accounting Policies

Van Kampen Merritt Series Trust (the "Trust"), under which the High Yield Portfolio (the "Fund") is organized as a separate sub-trust, is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income by investing in a portfolio of medium and lower grade domestic corporate debt securities. The Portfolio may invest up to 35% of its assets in foreign government and corporate debt securities of similar quality. The Trust and Fund commenced investment operations on December 11, 1989.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation - Investments are stated at value using market quotations, or if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain in a segregated account with its custodian assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. Investment Income and Expense - Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Bond discount is amortized over the expected life of each applicable security.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liablilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1995, the Fund had an accumulated capital loss carryforward for tax purposes of $1,517,498 which will expire on December 31, 2002.

E. Distribution of Income and Gains - The Fund declares and pays dividends monthly from net investment income. Net realized gains, if any, are distributed annually. All distributions are automatically reinvested in Fund shares. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

2.  Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:


Average Net Assets                       % Per Annum
---------------------------------------  -----------
First $500 million                         .75 of 1%
Over $500 million                          .65 of 1%

    Cova Variable Annuity Accounts One and Five are separate investment accounts offered by Cova Financial Services Life Insurance Co. and Cova Financial Life Insurance Co.(collectively "Cova Life"), respectively. At December 31, 1995, Cova Variable Annuity Accounts One and Five owned all shares of beneficial interest of the Fund.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC"). The Fund does not compensate its officers or trustees who are officers of VKAC.

    The Fund has implemented a retirement plan which covers those trustees who are not officers of VKAC. The Fund had no liability under the retirement plan at December 31, 1995.

    For the year ended December 31, 1995, the Fund recognized expenses of approximately $9,200 representing VKAC's cost of providing accounting and legal services.

3.  Capital Transactions

At December 31, 1995, and 1994, paid in surplus aggregated $37,281,871 and $22,090,383, respectively.

11




Van Kampen Merritt Series Trust High Yield Portfolio
Notes to Financial Statements (Continued) December 31, 1995
--------------------------------------------------------------------------------


Transactions in shares were as follows:

                                         Year            Year
                                        Ended           Ended
                                 December 31,    December 31,
                                         1995            1994
                             ----------------- ---------------
Beginning Shares                     2,000,944       1,669,943
                             ----------------- ---------------
Shares Sold                          1,420,820       1,006,022
Shares Issued Through
  Dividend Reinvestment                267,010         182,215
Shares Repurchased                   (193,236)       (857,236)
                             ----------------- ---------------
Net Increase in Shares
  Outstanding                        1,494,594         331,001
                             ----------------- ---------------
Ending Shares                        3,495,538       2,000,944
                             ================= ===============


4.  Investment Transactions

Aggregate purchases and cost of sales of investment securities, excluding short-term notes, for the year ended December 31, 1995, were $42,405,268 and $28,922,790 respectively.

5.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, manage the portfolio's effective yield, maturity and duration or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly, except for exercised option contracts where the recognition of gain or loss is postponed until the disposal of the security underlying the option contract.

During the period, the Fund entered into option contracts, a type of derivative. An option contract gives the buyer the right but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Fund to manage the portfolio's effective maturity and duration.










Transactions in options for the year ended December 31, 1995, were as follows:

                                       Contracts    Premium
                                       ----------- ------------
Outstanding at
December 31, 1994                           0               $0
Options Written (Net)                      115          (3,162)
Options Expired (Net)                     (115)          3,162
                                       ----------- ------------
Outstanding at
December 31, 1995                           0               $0
                                       =========== ============

6.  Subsequent Events

On February 9, 1996, shareholders approved a change in the Trust's name to Cova Series Trust. A new investment advisory agreement was entered into with Cova Investment Advisory Corp. A sub-advisory agreement between Cova Investment Advisory Corp. and Van Kampen American Capital Investment Advisory Corp. was also approved. The investment advisory fee schedule was not modified by this change. All of the above changes will take effect on May 1, 1996.


 Van Kampen Merritt Series Trust Growth and Income Portfolio
For the 12-month period ended 12/31/95

Letter to Contract Owners

During 1995, the stock market as a whole benefited from continuing economic growth that generated strong corporate profits without increased inflation.
The portfolio benefited from being heavily invested in finance and health care stocks, as well as the strong performance of technology stocks. Technology was the best performing sector of the market during the past year, but we limited the portfolio's exposure in technology because of our commitment to being broadly diversified.

We continue to focus on stock selection, identifying those companies that we believe are poised to benefit from a restructuring or repositioning. For example, in the telecommunications area, we owned shares of AT&T Corp., which announced the breakup of the company into three clearly defined companies.
This announcement led to significant share price appreciation due to the perception of increased focus on each company and cost savings to be realized. In the health care arena, the portfolio owned shares of Merck, which enjoyed a rise in its stock price after the company received approval from the Food and Drug
Administration for a new drug to combat osteoporosis.
Ralston Purina, which the portfolio owned during the past year, continued restructuring to focus on its core pet food and battery businesses, pushing up the price of its stock.

Throughout the year, we gradually reduced the portfolio's holdings of stocks that were most affected by changing economic conditions, often called cyclical stocks. As a result, we reduced the percentage of the portfolio's assets invested in the stocks of raw materials and manufacturing companies. These assets were invested instead in a broader range of stocks, including those of health care and retail companies.
We expect the retail industry to be one of the next sectors to benefit from continued economic growth.

The outlook for 1996 is excellent, which is not to say that a correction could not occur in the near term. However, some very positive forces are present:
moderate economic growth, low inflation and acceptable levels of interest rates. These factors should limit any decline to a modest one. Looking farther into the future, these, three conditions--perhaps aided by another move by the Federal Reserves to lower short-term interest rates--should lead to higher stock prices.

Top 10 Holdings by Market Value
As of 12/31/95
                                   % of Portfolio
Federal National Mtg. Assn.         2.09%
Royal Dutch Petroleum Co. (Neth.)   2.07
Mobil Corp.                         2.01
Texaco Inc.                         1.96
Phillip Morris Cos. Inc.            1.77
AT&T Corp.                          1.72
J.P. Morgan & Co. Inc.              1.70
Nabisco Holdings Corp.              1.58
Exxon Corp.                         1.57
Merck & Co. Inc.                    1.53

James A. Gilligan
Portfolio Manager
Van Kampen American Capital
Investment Advisory Corp.

Van Kampen Merritt Series Trust Growth and Income Portfolio vs. S & P 500 Index <F2>
(Growth Based on $10,000 Invested on 6/1/92)
[GRAPH]

        Fund           S&P INDEX
May-92  10,000.00      10,000.00
Jun-92   9,711.16       9,851.28
Jul-92   9,880.48      10,253.82
Aug-92   9,731.08      10,043.95
Sep-92   9,930.28      10,162.15
Oct-92  10,109.56      10,196.95
Nov-92  10,338.65      10,543.06
Dec-92  10,524.96      10,672.28
Jan-93  10,637.58      10,761.52
Feb-93  10,729.73      10,908.03
Mar-93  11,169.97      11,138.18
Apr-93  11,057.35      10,869.17
May-93  11,333.79      11,158.86
Jun-93  11,452.97      11,191.62
Jul-93  11,432.26      11,146.34
Aug-93  11,898.25      11,568.14
Sep-93  12,012.16      11,479.22
Oct-93  12,281.39      11,716.33
Nov-93  11,867.18      11,605.24
Dec-93  12,104.68      11,745.68
Jan-94  12,538.93      12,144.76
Feb-94  12,180.67      11,815.37
Mar-94  11,637.86      11,300.91
Apr-94  11,507.59      11,445.90
May-94  11,561.87      11,633.24
Jun-94  11,219.50      11,348.43
Jul-94  11,602.24      11,720.92
Aug-94  12,072.45      12,200.85
Sep-94  11,777.20      11,903.21
Oct-94  11,886.55      12,169.63
Nov-94  11,438.21      11,726.98
Dec-94  11,554.98      11,900.60
Jan-95  11,667.06      12,208.81
Feb-95  12,137.78      12,684.32
Mar-95  12,395.55      13,058.02
Apr-95  12,642.12      13,442.17
May-95  12,911.10      13,978.28
Jun-95  13,370.54      14,302.96
Jul-95  13,981.89      14,777.12
Aug-95  14,038.50      14,813.97
Sep-95  14,434.75      15,438.94
Oct-95  14,174.36      15,383.58
Nov-95  14,921.57      16,058.04
Dec-95  15,280.58      16,367.11

                            Average Total Return
                       1 Year       Since inception (+)
                       ----------   -------------------
VKM Growth and
Income Portfolio        32.24%      12.26%
S&P 500 Index <F2>      37.45%      14.91%


(+) Portfolio is shown from first full month since inception.

<F1>"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the VKM Series Trust Growth and Income Portfolio and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

<F2>The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity.

    Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

    The above performance graph has been generated by Van Kampen American Capital Investment Advisory Corp. using information from Bloomberg. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.

                         INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of the Growth and Income
      Portfolio of the Van Kampen Merritt Series Trust:

We have audited the accompanying statement of assets and liabilities of the Growth and Income Portfolio (one of the portfolios comprising the Van Kampen Merritt Series Trust) (the "Fund"), including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth and Income Portfolio of the Van Kampen Merritt Series Trust as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                               KPMG Peat Marwick LLP

Chicago, Illinois
January 30, 1996, except as to
Note 6, which is as of February 9, 1996


Van Kampen Merrit Series Trust Growth And Income Portfolio

Portfolio of Investments
December 31, 1995
-------------------------------------------------------------------------------------------------------------------------------
Security                                                                                    Shares                Market Value
Description
-------------------------------------------------------------------------------------------------------------------------------
Common and Preferred Stocks  86.5%
Aerospace & Defense  2.4%
Boeing Co.                                                                                    2,300                $      180,263
Loral Corp.                                                                                   5,000                       176,875
McDonnell Douglas Corp.                                                                       1,300                       119,600
                                                                                                                    -------------
                                                                                                                          476,738
                                                                                                                    -------------

Automobile  1.8%
Chrysler Corp.                                                                                2,300                       127,363
General Motors Corp.                                                                          4,400                       232,650
                                                                                                                    -------------
                                                                                                                          360,013
                                                                                                                    -------------

Banking  3.2%
BancOne Corp.                                                                                 4,000                       151,000
Bank of Boston Corp. - Including Stock Rights                                                   250                        11,563
Bankers Trust NY Corp.                                                                        3,800                       252,700
State Street Boston Corp.                                                                     4,700                       211,500
                                                                                                                    -------------
                                                                                                                          626,763
                                                                                                                    -------------

Beverage, Food & Tobacco  7.6%
Coca Cola Co.                                                                                 1,800                       133,650
CPC International Inc.                                                                          800                        54,900
Interstate Bakeries Corp.                                                                       700                        15,663
McDonalds Corp.                                                                               3,700                       166,962
Nabisco Holdings Corp.                                                                        8,900                       290,362
Philip Morris Cos. Inc.                                                                       3,600                       325,800
Quaker Oats Co. - Including Stock Rights                                                      3,300                       113,850
Ralston Purina Co.                                                                            3,200                       199,600
RJR Nabisco Holdings Corp.                                                                    2,300                        71,013
Wendys International Inc.                                                                     5,600                       119,000
                                                                                                                    -------------
                                                                                                                        1,490,800
                                                                                                                    -------------
Chemical  3.3%
Air Products & Chemicals Inc.                                                                 1,055                        55,651
Grace, W. R. & Co.                                                                            2,000                       118,250
Monsanto Co.                                                                                  2,000                       245,000
Praxair Inc.                                                                                  4,200                       141,225
Sigma Aldrich                                                                                 1,800                        89,100
                                                                                                                    -------------
                                                                                                                          649,226
                                                                                                                    -------------

See Notes to Financial Statements

Van Kampen Merrit Series Trust Growth And Income Portfolio

Portfolio of Investments (continued)
December 31, 1995
-------------------------------------------------------------------------------------------------------------------------------
Security                                                                                    Shares                Market Value
Description
-------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables  3.5%
Corning Delaware LP                                                                           1,400                $       70,525
Eastman Kodak Co.                                                                               700                        46,900
General Mills Inc.                                                                            1,300                        75,075
Gillette Co.                                                                                  1,700                        88,613
Nike Inc.                                                                                     2,360                       164,315
Procter & Gamble Co.                                                                          2,290                       190,070
Sunbeam Oster Inc.                                                                            3,500                        53,375
                                                                                                                    -------------
                                                                                                                          688,873
                                                                                                                    -------------

Diversified/Conglomerate Manufacturing  2.1%
Allied Signal Inc.                                                                            2,800                       133,000
General Electric Co.                                                                          2,400                       172,800
Illinois Tool Works Inc.                                                                      1,700                       100,300
                                                                                                                    -------------
                                                                                                                          406,100
                                                                                                                    -------------

Diversified/Conglomerate Service  0.5%
Browning Ferris Industries Inc. <F2>                                                          3,000                        94,125
                                                                                                                    -------------

Ecological  0.8%
WMX Technologies Inc. <F3>                                                                    5,400                       161,325
                                                                                                                    -------------

Electronics  1.4%
General Signal Corp. - Including Stock Rights                                                 2,100                        67,988
Honeywell Inc. - Including Stocks Rights                                                      2,600                       126,425
Perkin Elmer Corp.                                                                            2,200                        83,050
                                                                                                                    -------------
                                                                                                                          277,463
                                                                                                                    -------------

Energy  1.8%
Texaco Inc.                                                                                   4,600                       361,100
                                                                                                                    -------------

Engineering & Construction  1.3%
Fluor Corp. - Including Stock Rights                                                          2,500                       165,000
Foster Wheeler Corp. - Including Stock Rights                                                 2,100                        89,250
                                                                                                                    -------------
                                                                                                                          254,250
                                                                                                                    -------------

Entertainment  0.4%
Time Warner Financing Trust - Preferred                                                       2,500                        78,125
                                                                                                                    -------------

See Notes to Financial Statements

Van Kampen Merrit Series Trust Growth And Income Portfolio

Portfolio of Investments (continued)
December 31, 1995
-------------------------------------------------------------------------------------------------------------------------------
Security                                                                                    Shares                Market Value
Description
-------------------------------------------------------------------------------------------------------------------------------
Financial Services  5.7%
Ahmanson H.F. & Co.                                                                           1,400                $       37,100
Chubb Corp.                                                                                   1,700                       164,475
DeBartolo Realty Corp.                                                                        2,900                        37,700
Federal National Mtg Assn.                                                                    3,100                       384,787
Healthcare Realty Trust Inc.                                                                  8,300                       190,900
J.P. Morgan & Co. Inc.                                                                        3,900                       312,975
                                                                                                                    -------------
                                                                                                                        1,127,937
                                                                                                                    -------------

Grocery  0.3%
Vons Cos. Inc. <F2>                                                                           2,100                        59,325
                                                                                                                    -------------

Healthcare  3.1%
Baxter International Inc.                                                                     2,000                        83,750
Charter Medical Corp. <F2>                                                                    6,200                       148,800
Merck & Co. Inc.                                                                              4,280                       281,410
Tenet Healthcare Corp. <F2>                                                                   4,500                        93,375
                                                                                                                    -------------
                                                                                                                          607,335
                                                                                                                    -------------

Home & Office Furnishings  0.4%
Harris Corp.                                                                                  1,600                        87,400
                                                                                                                    -------------

Insurance  4.0%
American International Group Inc.                                                             2,700                       249,750
Horace Mann Educators Corp.                                                                   4,500                       140,625
Prudential Reinsurance Holdings Inc.                                                          6,700                       156,613
Travelers Inc.                                                                                3,900                       245,212
                                                                                                                    -------------
                                                                                                                          792,200
                                                                                                                    -------------

Leisure  0.8%
Walt Disney Co.                                                                               2,600                       153,400
                                                                                                                    -------------

Machinery  0.7%
Stewart & Stevenson Services Inc.                                                             2,400                        60,600
York International Corp.                                                                      1,800                        84,600
                                                                                                                    -------------
                                                                                                                          145,200
                                                                                                                    -------------

See Notes to Financial Statements

Van Kampen Merrit Series Trust Growth And Income Portfolio

Portfolio of Investments (continued)
December 31, 1995
-------------------------------------------------------------------------------------------------------------------------------
Security                                                                                    Shares                Market Value
Description
-------------------------------------------------------------------------------------------------------------------------------
Medical Supplies  0.9%
United Healthcare Corp.                                                                       1,600                $      104,800
Vencor Inc. <F2>                                                                              2,300                        74,750
                                                                                                                    -------------
                                                                                                                          179,550
                                                                                                                    -------------

Mining, Steel, Iron & Non-Precious Metal  0.6%
Aluminum Company America                                                                      2,300                       121,613
                                                                                                                    -------------

Oil & Gas  3.7%
Exxon Corp.                                                                                   3,600                       288,450
Mobil Corp. - Including Stock Rights <F3>                                                     3,300                       369,600
Panhandle Eastern Corp.                                                                       2,700                        75,262
                                                                                                                    -------------
                                                                                                                          733,312
                                                                                                                    -------------

Packaging & Container  0.6%
Bemis Inc. - Including Stock Rights                                                           2,775                        71,109
Crown Cork & Seal Inc. <F2>                                                                   1,000                        41,750
                                                                                                                    -------------
                                                                                                                          112,859
                                                                                                                    -------------

Paper  1.6%
James River Corp.                                                                             3,300                        77,138
James River Corp. - Including Stock Rights                                                    3,800                        91,675
Kimberly Clark Corp.                                                                          1,660                       137,365
                                                                                                                    -------------
                                                                                                                          306,178
                                                                                                                    -------------

Pharmaceuticals  3.8%
Amgen Inc. <F2>                                                                               3,300                       195,937
Pfizer Inc.                                                                                   2,800                       176,400
Pharmacia & Upjohn Inc.                                                                       4,500                       174,375
Schering Plough Corp.                                                                         3,500                       191,625
                                                                                                                    -------------
                                                                                                                          738,337
                                                                                                                    -------------

Printing, Publishing & Broadcasting  1.4%
Capital Cities/ABC Inc. - Including Stock Rights                                              1,000                       123,375
Omnicom Group                                                                                 2,200                        81,950
U.S. West Media Group                                                                         1,900                        67,925
                                                                                                                    -------------
                                                                                                                          273,250
                                                                                                                    -------------

See Notes to Financial Statements

Van Kampen Merrit Series Trust Growth And Income Portfolio


Portfolio of Investments (continued)
December 31, 1995
-------------------------------------------------------------------------------------------------------------------------------
Security                                                                                    Shares                Market Value
Description
-------------------------------------------------------------------------------------------------------------------------------
Retail  4.7%
AnnTaylor Stores Corp. <F2>                                                                   1,700                $       17,425
Dayton Hudson Corp.                                                                           1,000                        75,000
Federated Dept. Stores Inc. <F2>                                                              8,000                       220,000
Gap Inc.                                                                                      1,900                        79,800
Home Depot Inc.                                                                               1,300                        62,237
May Department Stores Co.                                                                     4,800                       202,800
Nine West Group Inc. <F2>                                                                     1,050                        39,375
Nordstrom Inc.                                                                                1,900                        76,950
Sears Roebuck & Co.                                                                           4,000                       156,000
                                                                                                                    -------------
                                                                                                                          929,587
                                                                                                                    -------------

Technology  5.1%
Adobe Systems Inc.                                                                            1,800                       111,600
Compaq Computer Corp. <F2>                                                                      300                        14,400
Computer Associates International Inc.                                                        3,200                       182,000
Digital Equipment Corp. - Including Stock Rights <F2>                                         2,500                       160,312
Hewlett Packard Co.                                                                           1,100                        92,125
International Business Machines                                                                 800                        73,400
Microsoft Corp. <F2>                                                                          1,200                       105,300
Motorola Inc.                                                                                 1,100                        62,700
Xerox Corp.                                                                                   1,500                       205,500
                                                                                                                    -------------
                                                                                                                        1,007,337
                                                                                                                    -------------

Telecommunications  4.9%
Ameritech Corp.                                                                               3,000                       177,000
AT & T Corp.                                                                                  4,900                       317,275
Frontier Corp.                                                                                5,225                       156,750
MCI Communications Corp.                                                                      6,680                       174,515
Viacom Inc. <F2>                                                                              2,900                       137,387
                                                                                                                    -------------
                                                                                                                          962,927
                                                                                                                    -------------

Transportation  0.7%
Union Pacific Corp.                                                                           2,200                       145,200
                                                                                                                    -------------

Utilities  5.3%
Central & South West Corp.                                                                    3,940                       109,827
Cincinnati Bell Inc.                                                                          3,000                       104,250
DPL Inc.                                                                                      3,450                        85,388

See Notes to Financial Statements

Van Kampen Merrit Series Trust Growth And Income Portfolio

Portfolio of Investments (continued)
December 31, 1995
-------------------------------------------------------------------------------------------------------------------------------
Security                                                                                    Shares                Market Value
Description
-------------------------------------------------------------------------------------------------------------------------------
Utilities (continued)
Duke Power Co.                                                                                  900                $       42,638
Nipsco Inc.                                                                                   2,500                        95,625
Pacific Enterprises - Including Stock Rights                                                  5,600                       158,200
Peco Energy Co.                                                                               3,650                       109,956
SBC Communications Inc.                                                                       1,200                        69,000
Southern NE Telecomm Corp.                                                                    2,000                        79,500
U.S. West Communications Inc. <F2>                                                            1,900                        36,100
Williams Cos. Inc. - Preferred                                                                2,200                       162,525
                                                                                                                    -------------
                                                                                                                        1,053,009
                                                                                                                    -------------

Foreign  8.1%
Adidas - ADR (Germany)                                                                        3,000                        80,437
Astra AB- ADR (Sweden)                                                                        4,000                       158,000
British Petroleum PLC - ADR (UK)                                                              1,400                       142,975
Canadian National Railway Co. (Canada)                                                          700                        10,500
Canadian Pacific Ltd. (Canada)                                                                5,200                        94,250
GCR Holdings Ltd. (Bermuda) <F2>                                                              1,500                        33,750
National Power PLC - ADR (UK) <F2>                                                            5,400                        49,950
Newbridge Networks Corp. (Canada) <F2>                                                        1,200                        49,650
News Corporation Limited - ADR (Australia)                                                      200                         4,275
Nokia Corporation - ADR (Finland)                                                             1,500                        58,313
Powergen PLC - ADR (UK)                                                                       5,150                        67,594
Royal Dutch Petroleum Co. (Netherlands)                                                       2,700                       381,037
Telefonos De Mexico SA - ADR (Mexico)                                                         5,000                       159,375
Teva Pharmaceutical Inds Ltd. - ADR (Israel)                                                  2,800                       129,850
Total S. A. - ADR (France)                                                                    3,300                       112,200
Zeneca Group PLC - ADR (UK)                                                                   1,100                        64,213
                                                                                                                    -------------
                                                                                                                        1,596,369
                                                                                                                    -------------

Total Common and Preferred Stocks                                                                                      17,057,226
                                                                                                                    -------------


Fixed-Income Securities  6.8%

ADT Operations Inc. - Liquid Yield Option Note ($350,000 par,
  0% coupon, 07/06/10 maturity, S&P rating BB+)
                                                                                                                         166,250
Equitable Cos Inc. - Convertible into Common Stock ($200,000 par, 6.125% coupon, 12/15/24 maturity, S&P rating A)
                                                                                                                         226,000
Federated Dept Stores Inc. - Convertible into Common Stock
  ($75,000 par, 5.00% coupon, 10/01/03 maturity, S&P rating
  BB-)
                                                                                                                          75,844
Grand Metropolitan Public Ltd. - Convertible into Common Stock
   ($150,000 par, 6.50% coupon, 01/31/00 maturity, S&P rating
   AA)                                                                                                                   174,000

See Notes to Financial Statements

Van Kampen Merrit Series Trust Growth And Income Portfolio

Portfolio of Investments (continued)
December 31, 1995
-------------------------------------------------------------------------------------------------------------------------------
Security                                                                                    Shares                Market Value
Description
-------------------------------------------------------------------------------------------------------------------------------
Fixed-Income Securities  (continued)
News America Holdings Inc. - Liquid Yield Option Note
  ($200,000 par, 0% coupon, 03/11/13 maturity, S&P rating BBB)
                                                                                                                   $       91,000
Roche Holdings Inc. - Liquid Yield Option Note ($400,000 par,
  0% coupon, 04/20/10 maturity, S&P rating NR)
                                                                                                                          177,500
Sandoz Cao Bvi Ltd. - Convertible into Common Stock ($50,000 par, 2.00% coupon, 10/06/02 maturity, S&P rating NR)
                                                                                                                           47,437
United States Cellular Corp. - Liquid Yield Option Note
  ($420,000 par, 0% coupon, 06/15/15 maturity, S&P rating
  BBB-)
                                                                                                                          149,100
United Technologies Corp. - Convertible into Common Stock
  ($180,000 par, 0% coupon, 09/08/97 maturity, S&P rating A+)                                                             234,675
                                                                                                                    -------------
Total Fixed-Income Securities                                                                                           1,341,806
                                                                                                                    -------------

Total Long-Term Investments  93.3%
(Cost $16,643,935) <F1>                                                                                                18,399,032

Short-Term Investments 6.2%
Federal Home Ln Mtg Corp. Disc Nts ($1,230,000 par, yielding
  5.75%, maturing 01/02/96)                                                                                             1,229,804

Other Assets in Excess of Liabilities   0.5%                                                                               95,471
                                                                                                                    -------------

Net Assets    100%                                                                                                 $   19,724,307
                                                                                                                    =============

<F1>At December 31, 1995, cost for federal income tax purposes is $16,643,935;
the aggregate gross unrealized appreciation is $1,994,297 and the aggregate gross unrealized depreciation is $246,050, resulting in net unrealized appreciation including futures transactions of $1,748,247.

<F2>Non-income producing security as this stock currently does not declare dividends.

<F3>Assets segregated for open futures transactions.

See Notes to Financial Statements

VAN KAMPEN MERRITT SERIES TRUST GROWTH AND INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995
--------------------------------------------------------------------------------
ASSETS:

  Investments, at Market Value (Cost $16,643,935) (Note 1)         $  18,399,032
  Short-Term Investments (Note 1)                                      1,229,804
  Cash                                                                     5,129
  Receivables:
    Investments Sold                                                     570,240
    Dividends                                                             47,493
    Fund Shares Sold                                                      25,117
    Interest                                                               7,653
    Margin on Futures (Note 5)                                               700
  Other                                                                    3,220
                                                                   -------------

      Total Assets                                                    20,288,388
                                                                   -------------

LIABILITIES:

  Payables:
    Investments Purchased                                                554,395
    Investment Advisory Fee (Note 2)                                       9,686
                                                                   -------------

      Total Liabilities                                                  564,081
                                                                   -------------

NET ASSETS                                                         $  19,724,307
                                                                  ==============

NET ASSETS CONSIST OF:

  Paid In Surplus (Note 3)                                         $  17,969,650
  Net Unrealized Appreciation on Investments                           1,748,247
  Accumulated Net Realized Gain on Investments                             6,410
                                                                   -------------

NET ASSETS                                                         $  19,724,307
                                                                  ==============

NET ASSET VALUE PER  SHARE ($19,724,307 divided by
  1,576,436 shares outstanding; an unlimited number of shares
  without par value are authorized) (Note 3)                              $12.51
                                                                  ==============


See Notes to Financial Statements

VAN KAMPEN MERRITT SERIES TRUST GROWTH AND INCOME PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:

  Dividends (Net of foreign withholding taxes of $5,713)            $     320,603
  Interest                                                                 62,420
                                                                    -------------

  Total Income                                                            383,023
                                                                    -------------

EXPENSES:

  Investment Advisory Fee (Note 2)                                         83,035
  Custody                                                                  41,635
  Trustees Fees and Expenses (Note 2)                                      16,917
  Audit                                                                    14,096
  Legal (Note 2)                                                            7,667
  Other                                                                     2,993
                                                                    -------------

      Total Expenses                                                      166,343
      Less Expenses Reimbursed by Cova Life                                69,469
                                                                    -------------

      Net Expenses                                                         96,874
                                                                    -------------

NET INVESTMENT INCOME                                               $     286,149
                                                                    =============

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:

  Realized Gain/Loss on Investments:

    Proceeds from Sales                                             $  25,568,050
    Cost of Securities Sold                                           (23,966,281)
                                                                    --------------

  Net Realized Gain on Investments (Including realized gain
    on closed and expired option transactions of $113,371
    and realized loss on futures transactions of $112,172)              1,601,769
                                                                    --------------

  Unrealized Appreciation/Depreciation on Investments:
    Beginning of the Period                                              (224,826)

    End of the Period (Including unrealized depreciation
      on open futures transactions of $6,850)                           1,748,247
                                                                    --------------

  Net Unrealized Appreciation on Investments During the Period          1,973,073
                                                                    --------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     $   3,574,842
                                                                    ==============

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   3,860,991
                                                                    ==============

See Notes to Financial Statements

VAN KAMPEN MERRITT SERIES TRUST GROWTH AND INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 1995 and 1994
-------------------------------------------------------------------------------------
                                                       Year  Ended         Year Ended
                                                 December 31, 1995  December 31, 1994
                                               -------------------  -----------------
FROM INVESTMENT ACTIVITIES:

Operations:
  Net Investment Income                          $       286,149    $     337,412
  Net Realized Gain/Loss on Investments                1,601,769         (318,342)
  Net Unrealized Appreciation/Depreciation
    on Investments During the Period                   1,973,073         (483,559)
                                                 ---------------    --------------

  Change in Net Assets from Operations                 3,860,991         (464,489)

  Distributions from Net Investment Income              (294,561)        (329,231)
  Distributions from Net Realized Gain on
  Investments                                         (1,277,017)          (8,412)
                                                 ----------------   --------------


  NET CHANGE IN NET ASSETS FROM
    INVESTMENT ACTIVITIES                              2,289,413         (802,132)
                                                 ----------------   --------------

FROM CAPITAL TRANSACTIONS (Note 3):

  Proceeds from Shares Sold                            6,076,696        6,301,797
  Net Asset Value of Shares Issued
    Through Dividend Reinvestment                      1,571,578          337,642
  Cost of Shares Repurchased                          (1,155,316)      (1,423,903)
                                                 ----------------   --------------

  NET CHANGE IN NET ASSETS FROM CAPITAL
    TRANSACTIONS                                       6,492,958        5,215,536
                                                 ----------------   --------------

TOTAL INCREASE IN NET ASSETS                           8,782,371        4,413,404

NET ASSETS:
  Beginning of the Period                             10,941,936        6,528,532
                                                 ----------------   -------------

  End of the Period (Including undistributed
    net investment income of $0 and
    $8,412, respectively)                        $    19,724,307   $   10,941,936
                                                 ===============   ==============

          Van Kampen Merritt Series Trust Growth and Income Portfolio
                             Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                May 1, 1992
                                                                                                           (Commencement of
                                                                       Year Ended December 31                    Investment
                                                             ------------------------------------------      Operations) to
                                                             1995          1994             1993          December 31, 1992
---------------------------------------------------------  --------------  --------------  ------------  ------------------

Net Asset Value, Beginning of Period                               $10.306       $11.170     $10.282             $10.000
                                                            -------------- -------------    -----------   ----------------
  Net Investment Income                                               .224          .331        .182                .125
  Net Realized and Unrealized Gain/Loss on Investments               3.089        (.864)       1.371                .444
                                                            -------------- -------------    -----------   ----------------
Total from Investment Operations                                     3.313        (.533)       1.553                .569
                                                            -------------- -------------    -----------   ----------------
Less:
  Distributions from Net Investment Income                            .232          .323        .182                .125
  Distributions from Net Realized Gain on Investments                 .875          .008        .483                .162
                                                            -------------- -------------    -----------   ---------------
Total Distributions                                                  1.107          .331        .665                .287
                                                            -------------- -------------    -----------   ---------------
Net Asset Value, End of Period                                     $12.512       $10.306     $11.170             $10.282
                                                            ============== =============    ===========   ===============

Total Return*                                                       32.24%       (4.54%)      15.01%               5.67%**

Net Assets at End of Period (In millions)                            $19.7         $10.9        $6.5                $2.6
Ratio of Expenses to Average Net Assets*
(Annualized)                                                          .69%          .70%        .69%                .70%
Ratio of Net Investment Income to Average Net Assets*
(Annualized)                                                         2.05%         3.47%       1.84%               2.27%
Portfolio Turnover                                                 180.11%       326.01%     135.92%              99.93%

*If certain expenses had not been assumed by Cova Life, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets (Annualized)                 1.19%         1.49%       2.05%               3.69%
Ratio of Net Investment Income to Average Net Assets
(Annualized)                                                         1.55%         2.68%        .47%              (.73%)

**Non-Annualized

See Notes to Financial Statements

       Van Kampen Merritt Series Trust Growth and Income Portfolio
                     Notes to Financial Statements
                          December 31, 1995

1.  Significant Accounting Policies
Van Kampen Merritt Series Trust (the "Trust"), under which the Growth and Income Portfolio (the "Fund") is organized as a separate sub-trust, is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The investment objective of the Growth and Income Portfolio is to seek long-term growth of both capital and income by investing in a portfolio of common stocks which are considered by the Investment Advisor to have potential for capital appreciation and dividend growth. The Trust commenced operations on December 11, 1989. The Fund commenced investment operations on May 1, 1992.
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation - Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Investments in securities not listed on a securities exchange are valued based on their last quoted bid price or, if not available, their fair value as determined by the Board of Trustees. Fixed income investments are stated at values using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. Investment Income and Expenses - Dividend income is recorded on the ex-dividend date and interest income, and expenses are recorded on an accrual basis.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.
   Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of timing differences related to open option and futures transactions at year end.

E. Distribution of Income and Gains - The Fund declares and pays dividends semi-annually from net investment income. Net realized gains, if any, are distributed annually. Distributions are automatically reinvested in Fund shares. Distributions from net realized gains for book purposes may include short-term capital gains and gains on option and futures transactions. Any short-term capital gains and a portion of option and futures gains would be included in ordinary income for tax purposes.

2. Investment Advisory Agreement and Other Transactions with Affiliates Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Net Assets                    % Per Annum
------------------------------------  -----------
First $500 million                      .60 of 1%
Over $500 million                       .50 of 1%

    Cova Variable Annuity Accounts One and Five are separate investment accounts offered by Cova Financial Services Life Insurance Co. and Cova Financial Life Insurance Co. (collectively "Cova Life"), respectively. At December 31, 1995, Cova Variable Annuity Accounts One and Five owned all shares of beneficial interest of the Fund.
    Certain officers and trustees of the Fund are also officers and directors of Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC"). The Fund does not compensate its officers or trustees who are officers of VKAC.
    The Fund has implemented a retirement plan which covers those trustees who are not officers of VKAC. Due to the current size of the Fund, the trustees have waived their annual fee and therefore, the Fund has no liability under the retirement plan.
    For the year ended December 31, 1995, the Fund recognized expenses of approximately $9,100 representing VKAC's cost of providing accounting and legal services.

3.  Capital Transactions
At December 31, 1995 and 1994, paid in surplus aggregated $17,969,650 and $11,476,692, respectively.

Transactions in shares were as follows:

                                      Year Ended         Year Ended
                               December 31, 1995  December 31, 1994
                              ------------------  -----------------
Beginning Shares                       1,061,698            584,482
                              ------------------  -----------------
Shares Sold                              489,524            576,486
Shares Issued through
  Dividend Reinvestment                  126,226             32,783
Shares Repurchased                     (101,012)          (132,053)
                              ------------------  -----------------
Net Increase in Shares
  Outstanding                            514,738            477,216
                              ------------------  -----------------
Ending Shares                          1,576,436          1,061,698
                              ==================  =================

       Van Kampen Merritt Series Trust Growth and Income Portfolio
                     Notes to Financial Statements
                     December 31, 1995 (Continued)

4.  Investment Transactions
Aggregate purchases and cost of sales of investment securities, excluding short-term notes, for the year ended December 31, 1995, were $29,610,171 and $23,966,281, respectively.

5.  Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.
    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly, except for exercised option contracts where the recognition of gain or loss is postponed until the disposal of the security underlying the option contract.

Summarized below are the specific types of derivative financial instruments used by the Fund.

A. Option Contracts - An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Fund to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

    Transactions in options for the year ended
December 31, 1995, were as follows:

                                        Contracts       Premium
                                       -------------  ----------
Outstanding at
  December 31, 1994                           4,000    $ 491,415
Options Written and
  Purchased (Net)                             1,940     (265,085)
Options Terminated in Closing
  Transactions (Net)                         (1,886)     248,723
Options Expired (Net)                        (2,000)     (89,235)
Options Exercised (Net)                      (2,054)    (385,818)
                                       -------------   ----------
Outstanding at
  December 31, 1995                               0    $       0
                                       ============   ============


B. Futures Contracts - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in financial and stock index futures. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.
    The fluctuation in market value of the contracts is settled daily through a cash margin account.

    Transactions in futures contracts for the year ended December 31, 1995, were as follows:

                                                      Contracts
                                                     ------------
Outstanding at
  December 31, 1994                                             0
Futures Opened                                              2,063
Futures Closed                                             (2,061)
                                                     ------------
Outstanding at
  December 31, 1995                                             2
                                                     ============


    The futures contracts outstanding as of December 31, 1995 and the description and unrealized depreciation is as follows:


                                                      Unrealized
                                   Contracts        Depreciation
----------------------------------------------------------------
S&P 500 Index Futures
  Mar 1996 - Buys to Open                    2      $     6,850
                                 =============      ===========


6.  Subsequent Events
On February 9, 1996, shareholders approved a change in the Trust's name to Cova Series Trust. A new investment advisory agreement was entered into with Cova Investment Advisory Corp. A sub-advisory agreement between Cova Investment Advisory Corp. and Van Kampen American Capital Investment Advisory Corp. was also approved. The investment advisory fee schedule was not modified by this change. All of the above changes will take effect on May 1, 1996.



Van Kampen Merritt Series Trust Money Market Portfolio
For the 12-month period ended 12/31/95

Letter to Contract Owners

At the beginning of 1995, yields rose as the Fed continued its restrictive policy of 1994 by increasing the Federal Funds rate from 5.50% to 6.00% at the February 1 meeting. In response to the Fed's actions, the Portfolio maintained a defensive posture throughout most of the first quarter. As the year progressed, and rates began to decline, the flow of new economic data led to increased speculation in the markets that the Fed could be on its way to achieve the elusive "soft landing." In response to this new outlook, we restructured the Portfolio by locking in higher yields on longer maturing investments.

The second half of the year began with a bang as the Fed cut the target Federal Funds rate on overnight bank loans to 5.75% from 6.00% at the July 6 meeting. A sagging economy and a decreased threat of inflation were two of the factors that led to the cut. Throughout the second half of the year, the economy remained sluggish as rates continued to fall across the yield curve. Anticipation of another rate cut led us to continue lengthening the Portfolio, adding longer maturing securities and increasing the average days to maturity. Agency discount notes proved to be an excellent profit-taking tool during this period. The year ended with the Fed once again cutting the target Fed Funds rate from 5.75% to 5.50%.

The bullish structure of the Portfolio proved to be very successful in 1995 as it was able to achieve a high yield while investing in only the highest rated and most liquid of securities.

In the future, we believe the Fed will continue to lower rates as long as inflation poses no viable threat. Therefore, we shall look for opportunities in which to extend the Portfolio while cautiously watching for signs of an overheating economy.


Reid Hill
Portfolio Manager
Van Kampen American Capital
Investment Advisory Corp.

[PIE CHART]

Portfolio by Sector
As of 12/31/95

Commerical Paper                            34.9%
Government/Agency                           29.1%
Repurchase Agreements                       20.0%
Variable Rate Demand Obligations            11.2%
Bankers Acceptances                          4.8%

                         INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of the Money Market
    Portfolio of the Van Kampen Merritt Series Trust:

We have audited the accompanying statement of assets and liabilities of the Money Market Portfolio (one of the portfolios comprising the Van Kampen Merritt Series Trust) (the "Fund"), including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio of the Van Kampen Merritt Series Trust as of
December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                            KPMG Peat Marwick LLP

Chicago, Illinois
January 30, 1996, except as to
Note 4, which is as of February 9, 1996

Van Kampen Merritt Series Trust Money Market Portfolio

Portfolio of Investments
December 31, 1995

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    Discount
Par                                                                                                 Yield on
Amount                                                                           Maturity           Date of         Amortized
(000)                Security Description                                         Date              Purchase          Cost
-----------------------------------------------------------------------------------------------------------------------------
                     Agency  29.0%

 $       220         Student Loan Marketing Assn.                                 01/03/96           5.400%  $        220,604
         325         Federal Home Loan Bank                                       01/17/96           5.930            324,143
       1,500         Federal Farm Credit Bank                                     02/01/96           5.660          1,500,000
       2,000         Federal Home Loan Mtg Corp. Disc Note                        02/01/96           5.420          1,990,666
       2,000         Federal National Mtg Assn. Disc Note                         03/01/96           5.360          1,982,133
       1,000         Federal National Mtg Assn. Disc Note                         03/22/96           5.390            987,873
       2,000         Federal Home Loan Bank                                       03/27/96           5.330          1,974,534
       1,000         Federal Home Loan Bank                                       08/16/96           6.000          1,000,000
                                                                                                              ---------------
                     Total Agency                                                                                   9,979,953
                                                                                                              ---------------

                     Bankers Acceptances  4.8%

         452         Northern Trust Bank                                          01/19/96           5.690            450,824
       1,200         Union Bank of Los Angeles                                    02/09/96           5.650          1,192,655
                                                                                                              ---------------

                     Total Bankers Acceptances                                                                      1,643,479
                                                                                                              ---------------

                     Commercial Paper  34.9%

       1,500         Heller Financial Inc.                                        01/05/96           5.800          1,499,033
       1,000         General Electric Capital Corp.                               01/11/96           5.760          1,000,000
       1,500         IBM Credit Corp.                                             01/17/96           5.790          1,500,000
       1,500         Merrill Lynch & Co. Inc.                                     01/29/96           5.760          1,493,280
       1,500         AT & T Capital Corp.                                         01/30/96           5.670          1,493,149
       1,000         Ford Motor Credit Co.                                        02/12/96           5.620          1,000,000
       1,500         John Deere Capital Corp.                                     02/20/96           5.510          1,500,000
       1,000         American General Finance Corp.                               02/26/96           5.420            991,569
       1,500         American Express Credit Corp.                                03/13/96           5.530          1,500,000
                                                                                                              ---------------

                     Total Commercial Paper                                                                        11,977,031
                                                                                                              ---------------

                     Variable Rate Demand Obligations  11.2%
       1,150         Catholic Healthcare West (Gtd: Toronto Dominion Bank)        01/03/96           6.050          1,150,000
         300         Health Insurance Plan Greater New York (L.O.C. Morgan
                     Gty)                                                         01/03/96           5.950            300,000
         800         Mississippi Business Finance Corp.                           01/03/96           5.900            800,000
       1,600         Virginia State Housing Development Authority                 01/03/96           5.950          1,600,000
                                                                                                              ---------------

                     Total Variable Rate Demand Obligations                                                         3,850,000
                                                                                                              ---------------

See Notes to Financial Statements

Van Kampen Merritt Series Trust Money Market Portfolio

Portfolio of Investments (Continued)
December 31, 1995

                                                                                                                       Amortized
                     Security Description                                                                                 Cost
----------------------------------------------------------------------------------------------------------------------------------
                     Repurchase Agreement  19.9%
                     State Street Bank and Trust, U.S. T-Bill, $7,340,000
                     par, 0% coupon, due 12/12/96, dated 12/29/95, to be
                     sold on 01/02/96 at $6,855,377
                                                                                                                    $     6,851,000
                                                                                                                    ---------------

                     Total Investments - 99.8% <F1>                                                                      34,301,463
                     Other Assets in Excess of Liabilities -  0.2%                                                           81,033
                                                                                                                    ---------------
                     Net Assets - 100.0%                                                                            $    34,382,496
                                                                                                                    ---------------
                                                                                                                    ---------------

<F1>At December 31, 1995, cost is identical for both book and federal income tax purposes.

See Notes to Financial Statements


                    VAN KAMPEN MERRITT SERIES TRUST MONEY MARKET PORTFOLIO

                           STATEMENT OF ASSETS AND LIABILITIES
                                   December 31, 1995
------------------------------------------------------------------------------------
ASSETS:

  Investments at Amortized Cost Which Approximates
    Market   (Note 1)                                                  $  34,301,463
  Cash                                                                           487
  Receivables:
    Interest                                                                 103,126
    Fund Shares Sold                                                          25,017
                                                                       -------------

      Total Assets                                                        34,430,093
                                                                       -------------

LIABILITIES:

  Accrued Expenses                                                            36,412
  Payable for Fund Shares Repurchased                                         11,185
                                                                       -------------

      Total Liabilities                                                       47,597
                                                                       -------------

NET ASSETS                                                             $  34,382,496
                                                                       -------------
                                                                       -------------
NET ASSETS CONSIST OF:

  Paid In Surplus                                                      $  34,458,054
  Accumulated Net Realized Loss on Investments                              (75,558)
                                                                       -------------

NET ASSETS
  (Equivalent to $1.00 per share on 34,458,054 shares
  outstanding; an unlimited number of shares without
  par value are authorized) (Note 3)                                   $  34,382,496
                                                                       -------------
                                                                       -------------

     See Notes to Financial Statements


                   VAN KAMPEN MERRITT SERIES TRUST MONEY MARKET PORTFOLIO

                                   STATEMENT OF OPERATIONS
                              For the Year Ended December 31, 1995
------------------------------------------------------------------------------------
INVESTMENT INCOME:

  Interest                                                             $   3,110,220
                                                                       -------------

EXPENSES:

  Investment Advisory Fee (Note 2)                                           259,159
  Custody                                                                     27,283
  Trustees Fees and Expenses (Note 2)                                         26,354
  Legal (Note 2)                                                               9,976
  Other                                                                       23,087
                                                                       -------------

      Total Expenses                                                         345,859
      Less Fees Waived by the Adviser and Expenses
      Reimbursed by Cova Life ($259,159 and $28,672,
      respectively)                                                          287,831
                                                                       -------------

      Net Expenses                                                            58,028
                                                                       -------------

NET INVESTMENT INCOME                                                  $   3,052,192
                                                                       -------------
                                                                       -------------


  Realized Gain/Loss on Investments:
    Proceeds from Sales                                                $  31,558,663
    Cost of Securities Sold                                              (31,524,318)
                                                                       -------------

NET REALIZED GAIN ON INVESTMENTS                                              34,345
                                                                       -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                             $   3,086,537
                                                                       -------------
                                                                       -------------

See Notes to Financial Statements

                     VAN KAMPEN MERRITT SERIES TRUST MONEY MARKET PORTFOLIO

                             STATEMENT OF CHANGES IN NET ASSETS
                      For the Years Ended December 31, 1995 and 1994
----------------------------------------------------------------------------------------------------------
                                                                          Year Ended            Year Ended
                                                                   December 31, 1995     December 31, 1994
----------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
  Operations:
    Net Investment Income                                              $    3,052,192       $    2,528,826
    Net Realized Gain/Loss on Investments                                      34,345              (77,617)
                                                                       --------------       --------------

  Change in Net Assets from Operations                                      3,086,537            2,451,209
  Distributions from Net Investment Income                                 (3,052,192)          (2,528,826)
                                                                       --------------       --------------

  NET CHANGE IN NET ASSETS FROM
    INVESTMENT ACTIVITIES                                                      34,345              (77,617)
                                                                       --------------       --------------

FROM CAPITAL TRANSACTIONS (Note 3):

  Proceeds from Shares Sold                                                27,981,115          127,080,727
  Net Asset Value of Shares Issued
    through Dividend Reinvestment                                           3,052,192            2,528,826
  Cost of Shares Repurchased                                              (72,571,677)         (60,198,925)
                                                                       --------------       --------------

  NET CHANGE IN NET ASSETS FROM
    CAPITAL TRANSACTIONS                                                  (41,538,370)          69,410,628
                                                                       --------------       --------------

TOTAL INCREASE/DECREASE IN NET ASSETS                                     (41,504,025)          69,333,011

NET ASSETS:

  Beginning of the Period                                                  75,886,521            6,553,510
                                                                       --------------       --------------

  End of the Period                                                    $   34,382,496       $   75,886,521
                                                                       --------------       --------------
                                                                       --------------       --------------

See Notes to Financial Statements

                                        Van Kampen Merritt Series Trust Money Market Portfolio
                                                         Financial Highlights


                              The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

-------------------------------------------------------------------------------------------------------------------
                                                                                                       July 1, 1991
                                                                                                   (Commencement of
                                                                Years Ended December 31                  Investment
                                                       ------------------------------------          Operations) to
                                                       1995       1994      1993       1992       December 31, 1991
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $1.00     $1.00     $1.00      $1.00                $1.00
                                                        -----     -----     -----      -----                -------
  Net Investment Income                                  .059      .041      .032       .038                 .027
  Less Distributions from Net Investment Income          .059      .041      .032       .038                 .027
                                                        -----     -----     -----      -----                -------
Net Asset Value, End of Period                          $1.00     $1.00     $1.00      $1.00                $1.00
                                                        -----     -----     -----      -----                -------
                                                        -----     -----     -----      -----                -------

Total Return*                                           6.01%     4.23%     3.24%      3.88%                2.75%**

Net Assets at End of Period (In millions)               $34.4     $75.9      $6.6       $4.0                 $5.4
Ratio of Expenses to Average Net
   Assets *(Annualized)                                  .11%      .10%      .10%       .10%                 .09%
Ratio of Net Investment Income to Average
   Net Assets* (Annualized)                             5.68%     4.37%     3.23%      3.63%                5.11%

*If certain expenses had not been assumed by the Adviser and Cova Life, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets (Annualized)     .64%      .68%      .86%      1.30%                1.11%
Ratio of Net Investment Income to Average Net Assets
  (Annualized)                                          5.25%     3.79%     2.47%      2.43%                4.10%

** Non-annualized

                                  VAN KAMPEN MERRITT
                          SERIES TRUST MONEY MARKET PORTFOLIO
                              Notes to Financial Statements
                                     December 31, 1995

1.  Significant Accounting Policies

Van Kampen Merritt Series Trust (the "Trust"), under which the Money Market Portfolio (the "Fund") is organized as a separate sub-trust, is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The investment objective of the Portfolio is to provide high current income consistent with the preservation of capital and liquidity through investment in a broad range of money market instruments.
The Trust commenced investment operations on December 11, 1989 and the Fund commenced investment operations on July 1, 1991.
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation - Investments are valued at amortized cost, which approximates market. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a straight line basis to the maturity of the instrument.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Interest income and expenses are recorded on an accrual basis.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

C. Distribution of Income and Gains - The Fund declares dividends from net investment income daily and automatically reinvests such dividends daily. Net realized gains, if any, are distributed annually.

D. Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.
   The Fund intends to utilize the provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1995 the Fund had an accumulated capital loss carryforward of $75,558 which will expire on December 31, 2002.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Net Assets                     % Per Annum
------------------                     ------------
First $500 million                      .500 of 1%
Over $500 million                       .400 of 1%

     Cova Variable Annuity Accounts One and Five are separate investment accounts offered by Cova Financial Services Life Insurance Co. and Cova Financial Life Insurance Co. (collectively "Cova Life"), respectively. At December 31, 1995, Cova Variable Annuity Accounts One and Five owned all shares of beneficial interest of the Fund.
    Certain officers and trustees of the Fund are also officers and directors of Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC"). The Fund does not compensate its officers or trustees who are officers of VKAC. The Fund has implemented a retirement plan which covers those trustees who are not officers of VKAC. The Fund's liability under the retirement plan at December 31, 1995, was approximately $6,200.
    For the year ended December 31, 1995, the Fund recognized expenses of approximately $12,200, representing VKAC's cost of providing accounting and legal services.

3.  Capital Transactions

At December 31, 1995 and 1994, paid in surplus aggregated $34,458,054 and $75,996,424, respectively.

Transactions in shares were as follows:

<
[CAPTION]
                                     Year             Year
                                    Ended             Ended
                                 December 31,      December 31,
                                     1995             1994
[S]                            [C]               [C]
                              -----------------  ----------------
Beginning Shares                    75,996,424        6,585,796
                              -----------------  ----------------
Shares Sold                         27,981,115      127,080,727
Shares Issued Through
  Dividend Reinvestment              3,052,192        2,528,826
Shares Repurchased                (72,571,677)     (60,198,925)
                              -----------------  ----------------
Net Increase/Decrease
 in Shares Outstanding            (41,538,370)       69,410,628
                              -----------------  ----------------
Ending Shares                       34,458,054       75,996,424
                              -----------------  ----------------
                              -----------------  ----------------
[/TABLE]

4.  Subsequent Events

On February 9, 1996, shareholders approved a change in the Trust's name to Cova Series Trust. A new investment advisory agreement was entered into with Cova Investment Advisory Corp. A sub-advisory agreement between Cova
Investment Advisory Corp. and Van Kampen American Capital Investment Advisory
Corp. was also approved. The investment advisory fee schedule was not modified by this change. All of the above changes will take effect on May 1, 1996.

Van Kampen Merritt Series Trust Stock Index Portfolio
For the 12-month period ended 12/31/95

Letter to Contract Owners

Investors started 1995 with trepidation as many analysts were predicting an economic slowdown to be accompanied by a substantial market correction. But when all was said and done, few investors could find cause to complain about the market's return in 1995 as the Standard & Poor's 500 Index generated a total return of 37.45%

Many elements fell into place at the right time to provide us with one of the greatest stock rallies we've witnessed in several decades. Throughout the year, the equity markets were supported by the underpinnings of moderate growth, benign inflation and low interest rate forecasts.
Additionally, corporate America's continuation of restructuring, mergers and cost cutting measures helped drive profitability to record levels.
For example, the banking industry alone announced 15 deals that exceeded
$1.1 billion in value, helping spur the banking and finance industries to gains in the 50%-60% range. However, this year's largest gains were realized by the electronics industry, delivering gains in excess of 90%.
Pharmaceuticals and medical products also generated gains in excess of 60%, which placed them among the year's top performing industry groups.

Late in the fourth quarter, however, evidence of a slowing economy presented itself, causing portfolio managers to focus their purchases on the stocks of companies and industries perceived to have relatively stable earnings, such as consumer non-durables, health care, insurance and utilities and away from cyclical industries such as retailers, transportation, paper producers and technology companies.

For those who are sensitive to interest rates, all eyes were glued on the Federal Reserve as it raised interest rates in February in an attempt to orchestrate a so-called soft landing. As the year progressed and the economy showed signs of weakening, the Fed reversed its direction and cut rates, once in July and then again in December, sending the stock market rocketing to higher levels with each cut.

As 1996 gets underway and the economy enters into its sixth consecutive year of expansion, many economists are calling for a moderating Gross Domestic
Product growth rate of about 2%. While this creates a favorable environment for stocks, further interest rate cuts provide the market with its greatest motivation. Many experts feel rate cuts may not come fast enough or be large enough to keep the market from slumping. As such, we will keep a close eye on the policies of the Federal Reserve. While we may not experience the exceptional performance offered by the market in 1995, if we continue along without significant disturbances, we believe the Stock Index Portfolio can offer investors favorable returns in 1996.


Top 10 Long-Term Holdings by Market Value
As of 12/31/95
                            % of Portfolio
General Electric Co.             2.7
AT&T Corp.                       2.3
Exxon Corp.                      2.2
Coca Cola Co.                    2.1
Merck & Co. Inc.                 1.8
Royal Dutch Petroleum Co.        1.7
Philip Morris Cos. Inc.          1.7
Procter & Gamble Co.             1.3
Johnson & Johnson                1.2
Wal-Mart Stores Inc.             1.2

 Pete Papageorgakis
Portfolio Manager
Van Kampen American Capital
Investment Advisory Corporation



Van Kampen Merritt Series Trust Stock Index Portfolio vs S&P 500 Index <F3>
(Growth Based on $10,000 invested on 12/1/91)


[GRAPH]
           Fund     S&P INDEX
Nov-91  10,000.00  $10,000.00
Dec-91  11,033.40   11,141.73
Jan-92  10,824.63   10,934.05
Feb-92  10,949.89   11,076.04
Mar-92  10,730.69   10,860.88
Apr-92  11,054.28   11,179.17
May-92  11,096.03   11,233.97
Jun-92  10,939.57   11,066.72
Jul-92  11,372.51   11,518.85
Aug-92  11,129.64   11,283.15
Sep-92  11,256.35   11,415.97
Oct-92  11,266.91   11,455.08
Nov-92  11,636.49   11,844.01
Dec-92  11,719.75   11,989.43
Jan-93  11,753.08   12,089.71
Feb-93  11,908.60   12,254.58
Mar-93  12,141.89   12,513.07
Apr-93  11,853.06   12,210.43
May-93  12,175.21   12,535.99
Jun-93  12,208.54   12,572.49
Jul-93  12,152.49   12,521.65
Aug-93  12,589.71   12,995.90
Sep-93  12,477.60   12,896.39
Oct-93  12,735.45   13,162.86
Nov-93  12,623.34   13,038.18
Dec-93  12,755.82   13,195.87
Jan-94  13,180.64   13,644.01
Feb-94  12,801.75   13,274.25
Mar-94  12,227.68   12,696.14
Apr-94  12,365.46   12,859.05
May-94  12,549.16   13,069.42
Jun-94  12,238.90   12,749.22
Jul-94  12,634.83   13,167.64
Aug-94  13,123.92   13,706.76
Sep-94  12,797.86   13,372.32
Oct-94  13,077.34   13,671.70
Nov-94  12,588.25   13,174.25
Dec-94  12,742.42   13,369.35
Jan-95  13,079.33   13,716.04
Feb-95  13,572.66   14,249.82
Mar-95  13,969.73   14,669.80
Apr-95  14,378.84   15,101.59
May-95  14,643.55   15,703.83
Jun-95  15,259.74   16,068.49
Jul-95  15,769.21   16,601.00
Aug-95  15,805.60   16,642.32
Sep-95  16,460.63   17,344.12
Oct-95  16,424.24   17,282.18
Nov-95  17,139.92   18,040.03
Dec-95  17,441.02   18,387.36


                                Average Annual Total Return <F2>
                              1 Year           Since Inception <F1>

VKM Series Trust
Stock Index Portfolio         36.87%               14.59%

S&P 500 Index <F3>            37.45%               16.23%

<F1>Portfolio is shown from first full month since inception.

<F2>"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the VKM Series Trust Stock Index Portfolio and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

<F3>The S&P 500 Index is an unmanaged index generally considered to representative of stock market activity.

    Performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Portfolio operating expenses, but they do not include the administrative fee, the insurance risk charge, the annual contract maintenance charge or the 5% withdrawal charge imposed by the Cova variable annuity contract. If this performance information included the effect of the insurance charges, performance numbers would be lower.

    The above performance graph has been generated by Van Kampen American Capital Investment Advisory Corp. using information from Bloomberg. Comparison line graphs chart the hypothetical growth of $10,000 over a given historical period of time. Although data are gathered from reliable sources, accuracy and completeness cannot be guaranteed.



                 INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of the Stock Index
      Portfolio of the Van Kampen Merritt Series Trust:

We have audited the accompanying statement of assets and liabilities of the Stock Index Portfolio (one of the portfolios comprising the Van Kampen
Merritt Series Trust) (the "Fund"), including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Stock Index Portfolio of the Van Kampen Merritt Series Trust as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP


Chicago, Illinois
January 30, 1996, except as to
Note 6, which is as of February 9, 1996


Van Kampen Merritt Series Trust Stock Index Portfolio


Portfolio of Investments
December 31, 1995

-----------------------------------------------------------------------------------------------------------------------------
Security
Description                                                                                          Shares      Market Value
-----------------------------------------------------------------------------------------------------------------------------
Common and Preferred Stocks
Basic Industries  7.2%

Air Products & Chemicals Inc.                                                                         2,400          $126,600
Alcan Aluminum Ltd.                                                                                   6,100           189,862
Allied Signal Inc.                                                                                    5,600           266,000
Aluminum Company America                                                                              4,200           222,075
Avery Dennison Corp.                                                                                  1,400            70,175
Barrick Gold Corp.                                                                                    6,400           168,800
Crown Cork & Seal Inc. <F2>                                                                           1,800            75,150
Cyprus Amax Minerals Co.                                                                              2,100            54,863
Dow Chemical Co.                                                                                      5,300           372,987
Du Pont (E. I.) De Nemours  Co.                                                                      10,300           719,712
Eastman Chemical Co.                                                                                  1,700           106,463
Eaton Corp.                                                                                           1,500            80,438
FMC Corp. <F2>                                                                                        1,100            74,388
Genuine Parts Co.                                                                                     3,300           135,300
Georgia Pacific Corp.                                                                                 2,200           150,975
Grace, W. R. & Co.                                                                                    1,800           106,425
Grainger Inc.                                                                                         1,000            66,250
Hercules Inc.                                                                                         2,000           112,750
Homestake Mining Co.                                                                                  3,600            56,250
Illinois Tool Works Inc.                                                                              2,600           153,400
Inco Ltd.                                                                                             2,400            79,800
Ingersoll Rand Co.                                                                                    2,200            77,275
International Paper Co.                                                                               6,800           257,550
Kimberly Clark Corp.                                                                                  5,106           422,521
Louisiana Pacific Corp.                                                                               2,300            55,775
Monsanto Co.                                                                                          2,200           269,500
Morton International Inc.                                                                             3,300           118,387
Nalco Chemical Co.                                                                                    1,500            45,188
Newmont Mining Corp.                                                                                  2,200            99,550
Nucor Corp.                                                                                           1,600            91,400
Pall Corp.                                                                                            2,200            59,125
Phelps Dodge Corp.                                                                                    1,900           118,275
Pioneer Hi Bred International Inc.                                                                    1,700            94,563
Placer Dome Inc.                                                                                      4,600           110,975

   See Notes to Financial Statements



Portfolio of Investments  (Continued)
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------
Security
Description                                                                                           Shares      Market Value
------------------------------------------------------------------------------------------------------------------------------
Basic Industries (Continued)

PPG Inds. Inc.                                                                                         4,200          $192,150
Reynolds Metals Co.                                                                                    1,900           107,587
Temple Inland Inc.                                                                                     1,300            57,363
Union Camp Corp.                                                                                       1,800            85,725
Union Carbide Corp.                                                                                    2,900           108,750
USX US Steel                                                                                           1,600            49,200
Wachovia Corp.                                                                                         3,300           150,975
Westvaco Corp.                                                                                         2,200            61,050
Weyerhaeuser Co.                                                                                       4,500           194,625
                                                                                                                   -----------

                                                                                                                     6,216,172
                                                                                                                   -----------

Capital Goods  6.4%

Boeing Co.                                                                                             6,200           485,925
Browning Ferris Inds. Inc.                                                                             4,200           123,900
Brunswick Corp.                                                                                        1,900            45,600
Caterpillar Inc.                                                                                       3,900           229,125
Champion International Corp.                                                                           2,200            92,400
Cooper Inds. Inc.                                                                                      2,200            80,850
Dana Corp.                                                                                             2,100            61,425
Deere & Co.                                                                                            5,100           179,775
Dover Corp.                                                                                            2,600            95,875
Emerson Electric Co.                                                                                   4,500           367,875
Engelhard Corp.                                                                                        2,700            58,725
General Dynamics Corp.                                                                                 1,400            82,775
General Electric Co.                                                                                  30,700         2,210,400
ITT Inds. Inc.                                                                                         2,100            50,400
Johnson Controls Inc.                                                                                  1,100            75,625
Lockheed Martin Corp.                                                                                  3,700           292,300
Parker Hannifin Corp.                                                                                  1,600            54,800
Pitney Bowes Inc.                                                                                      3,100           145,700
Praxair Inc.                                                                                           2,800            94,150
Raytheon Co.                                                                                           4,400           207,900
Rockwell International Corp.                                                                           4,000           211,500
Textron Inc.                                                                                           1,800           121,500

    See Notes to Financial Statements




Portfolio of Investments  (Continued)
December 31, 1995
-------------------------------------------------------------------------------------------------------------------------------
Security
Description                                                                                            Shares      Market Value
-------------------------------------------------------------------------------------------------------------------------------
Capital Goods (Continued)

Tyco Interest Limited                                                                                   3,200          $114,000
                                                                                                                    -----------

                                                                                                                      5,482,525
                                                                                                                    -----------


Consumer Durables  2.7%

Black & Decker Corp.                                                                                    1,700            59,925
Chrysler Corp.                                                                                          7,100           393,163
Ford Motor Co.                                                                                         19,600           568,400
General Motors Corp.                                                                                   13,700           724,387
Goodyear Tire & Rubber Co.                                                                              3,200           145,200
Masco Corp.                                                                                             2,900            90,988
Newell Co.                                                                                              3,400            87,975
Westinghouse Electric Corp.                                                                             7,200           118,800
Whirlpool Corp.                                                                                         1,600            85,200
                                                                                                                    -----------

                                                                                                                      2,274,038
                                                                                                                    -----------


Consumer Non-Durables  12.8%

American Brands Inc.                                                                                    3,700           165,113
American Stores Co.                                                                                     2,900            77,575
Anheuser Busch Cos. Inc.                                                                                4,700           314,312
Archer Daniels Midland Co.                                                                              9,700           174,600
Avon Products Inc.                                                                                      1,500           113,063
Campbell Soup Co.                                                                                       4,800           288,000
Clorox Co.                                                                                              1,200            85,950
Coca Cola Co. <F3>                                                                                     23,100         1,715,175
Colgate Palmolive Co.                                                                                   2,700           189,675
ConAgra Inc.                                                                                            4,800           198,000
Conrail Inc.                                                                                            1,600           112,000
CPC International Inc.                                                                                  2,700           185,288
CUC International Inc. <F2>                                                                             3,400           116,025
De Luxe Corp.                                                                                           1,800            52,200
Eastman Kodak Co.                                                                                       6,100           408,700
General Mills Inc.                                                                                      2,800           161,700
Gillette Co.                                                                                            8,200           427,425

   See Notes to Financial Statements




Portfolio of Investments  (Continued)
December 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
Security
Description                                                                                             Shares      Market Value
--------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables (Continued)

Hasbro Inc.                                                                                              1,900           $58,900
Heinz, H. J. & Co.                                                                                       5,850           193,781
Hershey Foods Corp.                                                                                      1,700           110,500
International Flavours                                                                                   2,000            96,000
Kellogg Co.                                                                                              3,600           278,100
Mattel Inc.                                                                                              4,600           141,450
Mead Corp.                                                                                               1,000            52,250
Melville Corp.                                                                                           2,400            73,800
Nike Inc.                                                                                                2,700           187,988
Pepsico Inc.                                                                                            14,100           787,837
Philip Morris Cos. Inc.                                                                                 15,300         1,384,650
Premark International Inc.                                                                               1,200            60,750
Procter & Gamble Co.                                                                                    12,400         1,029,200
Quaker Oats Co.                                                                                          2,700            93,150
Ralston Purina Co.                                                                                       1,800           112,275
Reebok International Ltd.                                                                                1,600            45,200
Rubbermaid Inc.                                                                                          3,000            76,500
Sara Lee Corp.                                                                                           8,300           264,562
Seagram Ltd.                                                                                             7,000           242,375
Sherwin Williams Co.                                                                                     1,700            69,275
Unilever                                                                                                 3,000           422,250
UST Inc.                                                                                                 3,800           126,825
VF Corp.                                                                                                 1,400            73,850
Winn Dixie Stores Inc.                                                                                   3,000           110,625
Wrigley Wm Junior Co.                                                                                    2,100           110,250
                                                                                                                     -----------

                                                                                                                      10,987,144
                                                                                                                     -----------

Consumer Services  9.6%


Albertsons Inc.                                                                                           4,700           154,512
Automatic Data Processing Inc.                                                                            2,900           215,325
Block H & R Inc.                                                                                          2,100            85,050
Capital Cities/ABC Inc.                                                                                   2,900           357,787
Circuit City Stores Inc.                                                                                  1,700            46,963
Comcast Corp.                                                                                             4,600            83,663



   See Notes to Financial Statements




Portfolio of Investments  (Continued)
December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
Security
Description                                                                                                Shares      Market Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Services (Continued)

Computer Sciences Corp. <F2>                                                                                1,300           $91,325
Darden Restaurants Inc.                                                                                     3,300            39,188
Dayton Hudson Corp.                                                                                         1,500           112,500
Dillard Department Stores Inc.                                                                              2,400            68,400
Donnelley R.R. & Sons Co.                                                                                   3,300           129,937
Dow Jones & Co. Inc.                                                                                        2,300            91,713
Dun & Bradstreet Corp.                                                                                      3,400           220,150
Federal Express Corp. <F2>                                                                                  1,100            81,263
Gannett Inc.                                                                                                2,900           177,987
Gap Inc.                                                                                                    2,800           117,600
Harcourt General Inc.                                                                                       1,400            58,625
Harrahs Entertainment Inc.                                                                                  2,200            53,350
Hilton Hotels Corp.                                                                                         1,100            67,650
Home Depot Inc.                                                                                             8,800           421,300
Interpublic Group Cos. Inc.                                                                                 1,400            60,725
ITT Corp. <F2>                                                                                              2,100           111,300
Kmart Corp.                                                                                                 8,600            62,350
Knight Ridder Inc.                                                                                          1,100            68,750
Kroger Co. <F2>                                                                                             2,500            93,750
Limited Inc.                                                                                                6,800           118,150
Lowes Cos. Inc.                                                                                             3,100           103,850
Marriot International Inc.                                                                                  2,400            91,800
May Department Stores Co.                                                                                   5,000           211,250
McDonalds Corp.                                                                                            12,400           559,550
MCI Communications Corp.                                                                                   12,100           316,112
Moore Corp. Ltd.                                                                                            2,300            42,838
Nordstrom Inc.                                                                                              1,800            72,900
Penney, J.C. Inc.                                                                                           4,400           209,550
Price Costco Inc. <F2>                                                                                      4,100            62,525
Schweitzer Mauduit International Inc. <F2>                                                                    300             6,938
Sears Roebuck & Co.                                                                                         6,900           269,100
Service Corp. International                                                                                 2,000            88,000
Tele Communications Inc.                                                                                   12,200           242,475
Time Warner Inc.                                                                                            7,200           272,700
Toys R Us Inc. <F2>                                                                                         5,200           113,100

    See Notes to Financial Statements




Portfolio of Investments  (Continued)
December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
Security
Description                                                                                                Shares      Market Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Services (Continued)

Tribune Co.                                                                                                 1,400           $85,575
TRW Inc.                                                                                                    1,500           116,250
Viacom Inc. <F2>                                                                                            6,400           303,200
Wal-Mart Stores Inc.                                                                                       43,300           968,837
Walgreen Co.                                                                                                4,300           128,462
Walt Disney Co.                                                                                             9,400           554,600
WMX Technologies Inc.                                                                                       8,800           262,900
                                                                                                                        -----------

                                                                                                                          8,271,825
                                                                                                                        -----------

Energy  9.3%

Amerada Hess Corp.                                                                                          1,900           100,700
Amoco Corp.                                                                                                 9,200           661,250
Ashland Inc.                                                                                                1,500            52,688
Atlantic Richfield Co.                                                                                      2,900           321,175
Baker Hughes Inc.                                                                                           2,900            70,688
Burlington Resources Inc.                                                                                   2,500            98,125
Chevron Corp.                                                                                              12,100           635,250
Coastal Corp.                                                                                               2,200            81,950
Dresser Inds. Inc.                                                                                          4,000            97,500
Enron Corp.                                                                                                 4,500           171,562
Exxon Corp. <F3>                                                                                           22,100         1,770,762
Halliburton Co.                                                                                             2,000           101,250
Kerr McGee Corp.                                                                                            1,300            82,550
Mobil Corp.                                                                                                 7,300           817,600
Occidental Petroleum Corp.                                                                                  6,300           134,662
Phillips Petroleum Co.                                                                                      5,100           174,037
Royal Dutch Petroleum Co.                                                                                  10,000         1,411,250
Schlumberger Ltd.                                                                                           4,500           311,625
Sonat Inc.                                                                                                  2,000            71,250
Sun Inc.                                                                                                    1,900            52,013
Texaco Inc.                                                                                                 5,200           408,200
Unocal Corp.                                                                                                5,500           160,187
USX Marathon Group                                                                                          5,200           101,400
Western Atlas Inc.                                                                                          1,000            50,500

    See Notes to Financial Statements




Portfolio of Investments  (Continued)
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
Security
Description                                                                                                 Shares      Market Value
------------------------------------------------------------------------------------------------------------------------------------
Energy (Continued)

Williams Cos. Inc.                                                                                           1,900           $83,363
                                                                                                                         -----------

                                                                                                                           8,021,537
                                                                                                                         -----------
Financial Services  12.4%

Aetna Life & Casualty Co.                                                                                    2,200           152,350
Ahmanson H.F. & Co.                                                                                          2,600            68,900
Allstate Corp.                                                                                               8,000           329,000
American Express Co.                                                                                         9,100           376,512
American General Corp.                                                                                       3,900           136,013
American International Group Inc.                                                                            8,400           777,000
BancOne Corp.                                                                                                7,100           268,025
Bank of New York Inc.                                                                                        3,500           170,625
Bank of Boston Corp.                                                                                         2,000            92,500
Bankamerica Corp.                                                                                            6,700           433,825
Bankers Trust NY Corp.                                                                                       1,600           106,400
Barnett Banks Inc.                                                                                           2,000           118,000
Beneficial Corp.                                                                                             1,400            65,275
Boatmens Bancshares Inc.                                                                                     2,400            98,100
Chase Manhattan Corp.                                                                                        3,300           200,062
Chemical Banking Corp.                                                                                       4,700           276,125
Chubb Corp.                                                                                                  1,700           164,475
Cigna Corp.                                                                                                  1,400           144,550
Citicorp                                                                                                     7,400           497,650
Corestates Financial Corp.                                                                                   2,600            98,475
Dean Witter Discover & Co.                                                                                   3,300           155,100
Federal Home Loan Mortgage Corp.                                                                             3,500           292,250
Federal National Mortgage Assn.                                                                              5,100           633,037
First Chicago NBD Corp.                                                                                      5,253           207,493
First Fidelity Bancorp                                                                                       1,500           113,063
First Interstate Bancorp                                                                                     1,500           204,750
First Union Corp.                                                                                            2,900           161,312
Fleet Financial Group Inc.                                                                                   4,862           198,126
General Reinsurance Corp.                                                                                    1,500           232,500
Golden West Financial Corp.                                                                                  1,100            60,775

   See Notes to Financial Statements




Portfolio of Investments  (Continued)
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
Security
Description                                                                                                 Shares      Market Value
------------------------------------------------------------------------------------------------------------------------------------
Financial Services (Continued)

Great Western Financial Corp.                                                                                2,800           $71,400
Household International Inc.                                                                                 2,000           118,250
ITT Hartford Group Inc. <F2>                                                                                 2,100           101,588
Jefferson Pilot Corp.                                                                                        1,500            69,750
Keycorp                                                                                                      4,300           155,875
Lincoln National Corp. Inc.                                                                                  2,100           112,875
Loews Corp.                                                                                                  2,600           203,775
Marsh & Mclennan Co. Inc.                                                                                    1,300           115,375
MBNA Corp.                                                                                                   2,500            92,188
McGraw Hill Inc.                                                                                             1,200           104,550
Mellon Bank Corp.                                                                                            2,800           150,500
Merrill Lynch & Co. Inc.                                                                                     3,300           168,300
Morgan, J.P. & Co. Inc.                                                                                      3,600           288,900
National City Corp.                                                                                          3,000            99,375
NationsBank Corp.                                                                                            5,000           348,125
Norwest Corp.                                                                                                5,600           184,800
PNC Bank Corp.                                                                                               4,000           129,000
Providian Corp.                                                                                              2,100            85,575
Safeco Corp.                                                                                                 2,600            89,700
Salomon Inc.                                                                                                 2,000            71,000
St. Paul Cos. Inc.                                                                                           1,700            94,563
SunTrust Banks Inc.                                                                                          2,300           157,550
Torchmark Inc.                                                                                               1,500            67,875
Transamerica Corp.                                                                                           1,300            94,738
Travelers Inc.                                                                                               5,900           370,962
Unum Corp.                                                                                                   1,400            77,000
Wells Fargo & Co.                                                                                              900           194,400
                                                                                                                         -----------

                                                                                                                          10,650,257
                                                                                                                         -----------

Healthcare  10.1%

Abbott Labs                                                                                                 14,400           601,200
Alco Standard Corp.                                                                                          2,200           100,375
American Home Products Corp.                                                                                 5,700           552,900
Amgen Inc. <F2>                                                                                              4,900           290,937

   See Notes to Financial Statements





Portfolio of Investments  (Continued)
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
Security
Description                                                                                                 Shares     Market Value
------------------------------------------------------------------------------------------------------------------------------------
Healthcare (Continued)

Baxter International Inc.                                                                                    5,200          $217,750
Becton Dickinson & Co.                                                                                       1,400           105,000
Boston Scientific Corp. <F2>                                                                                 2,800           137,200
Bristol Myers Squibb Co.                                                                                     9,200           790,050
Columbia / HCA Healthcare Corp.                                                                              8,500           431,375
Eli Lilly & Co.                                                                                              9,800           551,250
Johnson & Johnson                                                                                           11,600           993,250
Mallinckrodt Group Inc.                                                                                      1,800            65,475
Medtronic Inc.                                                                                               4,200           234,675
Merck & Co. Inc.                                                                                            22,300         1,466,225
Pfizer Inc.                                                                                                 11,400           718,200
Pharmacia & Upjohn Inc.                                                                                      9,100           352,625
Schering-Plough Corp.                                                                                        6,700           366,825
Tenet Healthcare Corp. <F2>                                                                                  3,700            76,775
U.S. Healthcare Inc.                                                                                         2,800           130,200
United Healthcare Corp.                                                                                      3,300           216,150
Warner Lambert Co.                                                                                           2,500           242,813
                                                                                                                         -----------

                                                                                                                           8,641,250
                                                                                                                         -----------

Public Utilities  8.6%

American Electric Power Inc.                                                                                 3,200           129,600
Ameritech Corp.                                                                                              9,800           578,200
Baltimore Gas & Electric Co.                                                                                 3,100            88,350
Bell Atlantic Corp.                                                                                          7,700           514,937
Bellsouth Corp.                                                                                             17,400           756,900
Carolina Power & Light Co.                                                                                   2,500            86,250
Central & South West Corp.                                                                                   3,600           100,350
Cinergy Corp.                                                                                                2,600            79,625
Consolidated Edison Co.                                                                                      3,900           124,800
Consolidated Natural Gas Co.                                                                                 1,800            81,675
Detroit Edison Co.                                                                                           2,800            96,600
Dominion Resources Inc.                                                                                      3,400           140,250
Duke Power Co.                                                                                               3,500           165,813
Entergy Corp.                                                                                                4,100           119,925

   See Notes to Financial Institutions




Portfolio of Investments  (Continued)
December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
Security
Description                                                                                                 Shares      Market Value
------------------------------------------------------------------------------------------------------------------------------------
Public Utilities (Continued)

FPL Group Inc.                                                                                               3,600          $166,950
General Public Utilities Corp.                                                                               2,300            78,200
GTE Corp.                                                                                                   17,400           765,600
Houston Inds. Inc.                                                                                           5,000           121,250
Northern STS Power Co.                                                                                       1,500            73,688
Nynex Corp.                                                                                                  7,500           405,000
Ohio Edison Co.                                                                                              3,400            79,900
Pacific Gas & Electric Co.                                                                                   7,800           221,325
Pacific Telesis Group                                                                                        7,500           252,187
Pacificorp                                                                                                   4,000            85,000
Panhandle Eastern Corp.                                                                                      2,900            80,838
Peco Energy Co.                                                                                              3,800           114,475
Public Service Enterprise Group                                                                              4,400           134,750
SCE Corp.                                                                                                    7,400           131,350
Southern Co.                                                                                                12,300           302,887
Sprint Corp.                                                                                                 6,400           255,200
Tenneco Inc.                                                                                                 3,700           183,613
Texas Utilities Co.                                                                                          3,900           160,388
U.S. West Inc.                                                                                               8,200           293,150
Unicom Corp.                                                                                                 3,500           114,625
Union Electric Co.                                                                                           1,900            79,325
United Technologies Corp.                                                                                    2,500           237,187
                                                                                                                         -----------

                                                                                                                           7,400,163
                                                                                                                         -----------

Technology  13.1%

Advanced Micro Devices Inc. <F2>                                                                             1,900            31,350
Airtouch Communications Inc. <F2>                                                                            9,400           265,550
AMP Inc.                                                                                                     4,400           168,850
Apple Computer                                                                                               2,200            70,125
Applied Materials Inc. <F2>                                                                                  3,400           133,875
AT & T Corp.                                                                                                28,700         1,858,325
Cisco Systems Inc. <F2>                                                                                      5,000           373,125
Compaq Computer Corp. <F2>                                                                                   4,900           235,200
Computer Associates International Inc.                                                                       4,400           250,250

    See Notes to Financial Institutions




Portfolio of Investments  (Continued)
December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
Security
Description                                                                                                 Shares      Market Value
------------------------------------------------------------------------------------------------------------------------------------
Technology (Continued)

Corning Inc.                                                                                                 4,300          $137,600
Digital Equipment Corp. <F2>                                                                                 2,800           179,550
DSC Communications Corp. <F2>                                                                                2,300            84,812
First Data Corp.                                                                                             4,100           274,187
Fluor Corp.                                                                                                  1,700           112,200
Great Lakes Chemical Corp.                                                                                   1,400           100,800
Hewlett Packard Co.                                                                                          9,500           795,625
Honeywell Inc.                                                                                               2,600           126,425
Intel Corp.                                                                                                 15,200           862,600
International Business Machines                                                                             10,100           926,675
Loral Corp.                                                                                                  3,200           113,200
McDonnell Douglas Corp.                                                                                      2,000           184,000
Micron Technology Inc.                                                                                       3,800           150,575
Microsoft Corp. <F2>                                                                                        10,600           930,150
Minnesota Mining & Manufacturing Co.                                                                         8,100           536,625
Motorola Inc.                                                                                               11,100           632,700
National Semiconductor Corp. <F2>                                                                            2,500            55,625
Northern Telecom Ltd.                                                                                        4,600           197,800
Northrop Corp.                                                                                               1,100            70,400
Novell Inc. <F2>                                                                                             7,100           101,175
Oracle Systems Corp. <F2>                                                                                    8,000           339,000
Rohm & Haas Co.                                                                                              1,300            83,688
Silicon Graphics Inc. <F2>                                                                                   2,900            79,750
Sun Microsystems Inc. <F2>                                                                                   3,600           164,250
Sysco Corp.                                                                                                  3,300           107,250
Tandy Corp.                                                                                                  1,200            49,800
Texas Instruments Inc.                                                                                       3,700           191,475
Xerox Corp.                                                                                                  2,100           287,700
                                                                                                                         -----------



                                                                                                                          11,262,287
                                                                                                                         -----------




See Notes to Financial Statements



Portfolio of Investments  (Continued)
December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
Security
Description                                                                                                 Shares      Market Value
------------------------------------------------------------------------------------------------------------------------------------

Telecommunications  1.0%

Alltel Corp.                                                                                                 3,700          $109,150
SBC Communications Inc.                                                                                     10,800           621,000
US West Inc. <F2>                                                                                            8,600           163,400
                                                                                                                         -----------

                                                                                                                             893,550
                                                                                                                         -----------

Transportation  1.3%

AMR Corp. <F2>                                                                                               1,600           118,800
Burlington Northern Santa Fe                                                                                 2,800           218,400
CSX Corp.                                                                                                    4,200           191,625
Delta Air Lines Inc.                                                                                         1,100            81,263
Norfolk Southern Corp.                                                                                       2,500           198,437
Southwest Airlines Co.                                                                                       2,900            67,425
Union Pacific Corp.                                                                                          3,800           250,800
                                                                                                                         -----------

                                                                                                                           1,126,750
                                                                                                                         -----------
Total Long-Term Investments  94.5%
(Cost $67,139,734) <F1>                                                                                                   81,227,498

Repurchase Agreement  5.4%
     State Street Bank & Trust, U.S. T-Note, $4,015,000 par,
     7.500% coupon, due 11/15/16, dated 12/29/95, to be sold
     on 01/02/96 at $4,638,962.                                                                                            4,636,000

Other Assets in Excess of Liabilities   0.1%                                                                                 119,902
                                                                                                                         -----------

Net Assets    100%                                                                                                       $85,983,400
                                                                                                                         -----------
                                                                                                                         -----------

<F1>At December 31, 1995, cost for federal income tax purposes is $67,139,734; the aggregate gross unrealized appreciation is $14,860,196 and the aggregate gross unrealized depreciation is $806,855, resulting in net unrealized appreciation including open option and futures transactions of $14,053,341.

<F2>Non-income producing security as this stock currently does not declare dividends.

<F3>Assets segregated for open option and futures transactions.

   See Notes to Financial Statements




                   VAN KAMPEN MERRITT SERIES TRUST STOCK INDEX PORTFOLIO

                           STATEMENT OF ASSETS AND LIABILITIES
                                    December 31, 1995
------------------------------------------------------------------------------------
ASSETS:

  Investments, at Market Value (Cost $67,139,734) (Note 1)             $  81,227,498
  Repurchase Agreements (Note 1)                                           4,636,000
  Cash                                                                           200
  Receivables:
    Dividends                                                                160,895
    Fund Shares Sold                                                           4,710
    Margin on Futures (Note 5)                                                 3,850
    Interest                                                                   2,221
  Options at Market Value (Net premiums paid of $23,298) (Note 5)             24,075
                                                                       -------------

      Total Assets                                                        86,059,449
                                                                       -------------

LIABILITIES:

  Investment Advisory Fee Payable (Note 2)                                    38,629
  Accrued Expenses                                                            37,420
                                                                       -------------

      Total Liabilities                                                       76,049
                                                                       -------------

NET ASSETS                                                             $  85,983,400
                                                                       -------------
                                                                       -------------


NET ASSETS CONSIST OF:

  Paid In Surplus (Note 3)                                             $  71,895,636
  Net Unrealized Appreciation on Investments                              14,053,341
  Accumulated Net Realized Gain on Investments                                34,423
                                                                       -------------

NET ASSETS                                                             $  85,983,400
                                                                       -------------
                                                                       -------------

NET ASSET VALUE PER SHARE
  ($85,983,400 divided by 6,210,939 shares outstanding;
  an unlimited number of shares without par value are
  authorized) (Note 3)                                                        $13.84
                                                                       -------------
                                                                       -------------

   See Notes to Financial Statements




                   VAN KAMPEN MERRITT SERIES TRUST STOCK INDEX PORTFOLIO

                                    STATEMENT OF OPERATIONS
                             For the Year Ended December 31, 1995
------------------------------------------------------------------------------------
INVESTMENT INCOME:

  Dividends (Net of foreign withholding taxes of $8,900)               $   1,299,662
  Interest                                                                   496,725
                                                                       -------------

      Total Income                                                         1,796,387
                                                                       -------------

EXPENSES:

  Investment Advisory Fee (Note 2)                                           296,648
  Custody                                                                     93,697
  Audit                                                                       33,879
  Trustees Fees and Expenses (Note 2)                                         20,206
  Legal (Note 2)                                                              13,721
  Other                                                                        7,843
                                                                       -------------
      Total Expenses                                                         465,994
      Less Expenses Reimbursed by Cova Life                                  103,824
                                                                       -------------
      Net Expenses                                                           362,170
                                                                       -------------

NET INVESTMENT INCOME                                                  $   1,434,217
                                                                       -------------
                                                                       -------------


REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:

  Realized Gain/Loss on Investments:
    Proceeds from Sales                                                $   4,307,481
    Cost of Securities Sold                                               (2,019,570)
                                                                       -------------
  Net Realized Gain on Investments (Including realized
    gain on closed option and futures transactions of
    $60,351 and $2,124,689, respectively)                                  2,287,911
                                                                       -------------
  Unrealized Appreciation/Depreciation on Investments:
    Beginning of the Period                                                 (363,126)
    End of the Period (Including unrealized appreciation
      on open option transactions of $777 and unrealized
      depreciation on open futures transactions of $35,200)               14,053,341
                                                                       -------------
  Net Unrealized Appreciation on Investments During the Period            14,416,467
                                                                       -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        $  16,704,378
                                                                       -------------
                                                                       -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                             $  18,138,595
                                                                       -------------
                                                                       -------------

   See Notes to Financial Statements



                     VAN KAMPEN MERRITT SERIES TRUST STOCK INDEX PORTFOLIO

                                STATEMENT OF CHANGES IN NET ASSETS
                           For the Years Ended December 31, 1995 and 1994
----------------------------------------------------------------------------------------------------------

                                                                          Year Ended            Year Ended
                                                                   December 31, 1995     December 31, 1994
----------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:

  Operations:
    Net Investment Income                                              $    1,434,217     $    1,218,783
    Net Realized Gain on Investments                                        2,287,911            311,001
    Net Unrealized Appreciation/Depreciation
      on Investments During the Period                                     14,416,467         (2,393,977)
                                                                       ---------------    ---------------

    Change in Net Assets from Operations                                   18,138,595           (864,193)
                                                                       ---------------    ---------------

    Distributions from Net Investment Income                               (1,434,217)        (1,218,783)
    Distributions from Net Realized Gain on Investments                    (2,274,444)          (623,624)
    Return of Capital Distribution                                                  0            (20,956)
                                                                       ---------------    ---------------

    Total Distributions                                                    (3,708,661)        (1,863,363)
                                                                       ---------------    ---------------

  NET CHANGE IN NET ASSETS FROM
    INVESTMENT ACTIVITIES                                                  14,429,934         (2,727,556)
                                                                       ---------------    ---------------

FROM CAPITAL TRANSACTIONS (Note 3):

  Proceeds from Shares Sold                                                50,283,187         14,386,901
  Net Asset Value of Shares Issued
    through Dividend Reinvestment                                           3,708,661          1,863,363
  Cost of Shares Repurchased                                              (19,249,305)       (67,994,792)
                                                                       ---------------    ---------------

  NET CHANGE IN NET ASSETS FROM CAPITAL
    TRANSACTIONS                                                           34,742,543        (51,744,528)
                                                                       ---------------    ---------------
TOTAL INCREASE/DECREASE IN NET ASSETS                                      49,172,477        (54,472,084)

NET ASSETS:
  Beginning of the Period                                                  36,810,923         91,283,007
                                                                       ---------------    ---------------

  End of the Period                                                    $   85,983,400     $   36,810,923
                                                                       ---------------    ---------------
                                                                       ---------------    ---------------


   See Notes to Financial Statements



                                  VAN KAMPEN MERRITT SERIES TRUST STOCK INDEX PORTFOLIO
                                                FINANCIAL HIGHLIGHTS

                    The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
-------------------------------------------------------------------------------------------------------------------
                                                                                                    November 1,1991
                                                                                                   (Commencement of
                                                                                                         Investment
                                                              Year Ended December 31,                Operations) to
                                                         1995       1994      1993       1992      December 31,1991
-------------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of the Period                $10.587    $11.115   $10.552    $10.572           $10.000
                                                          -------    -------   -------    -------           -------
   Net Investment Income                                     .260       .311      .205       .172              .038
   Net Realized and Unrealized Gain/Loss on Investments     3.637      (.337)     .726       .477              .534
                                                          -------    -------   -------    -------           -------
  Total from Investment Operations                          3.897      (.026)     .931       .649              .572
                                                          -------    -------   -------    -------           -------
  Less:
   Distributions from Net Investment Income                  .260       .311      .205       .210              .000
   Distributions from Net Realized Gain on Investments       .380       .185      .163       .459              .000
   Return of Capital Distributions                           .000       .006      .000       .000              .000
                                                          -------    -------   -------    -------           -------
  Total Distributions                                        .640       .502      .368       .669              .000
                                                          -------    -------   -------    -------           -------
  Net Asset Value, End of the Period                      $13.844    $10.587   $11.115    $10.552           $10.572
                                                          -------    -------   -------    -------           -------
                                                          -------    -------   -------    -------           -------


  Total Return*                                            36.87%     (.11%)     8.84%      6.22%           5.70%**
  Net Assets at End of the Period (In millions)             $86.0      $36.8     $91.3      $35.0              $6.8
  Ratio of Expenses to Average Net Assets *(Annualized)      .61%       .58%      .60%       .59%              .40%
  Ratio of Net Investment Income to Average Net
  Assets* (Annualized)                                      2.41%      2.23%     2.29%      2.54%             3.02%
  Portfolio Turnover                                        3.94%     47.05%    44.09%     85.73%              .00%


  * If certain expenses had not been assumed by Cova Life, total return would have been lower and the ratios would have been as follows:


  Ratio of Expenses to Average Net Assets (Annualized)       .78%       .80%      .74%      1.21%             1.84%
  Ratio of Net Investment Income to Average Net Assets
  (Annualized)                                              2.24%      2.01%     2.15%      1.92%             1.58%


   **Non-Annualized

   See Notes to Financial Statements



             VAN KAMPEN MERRITT SERIES TRUST STOCK INDEX PORTFOLIO

                        Notes to Financial Statements
                              December 31, 1995

1.  Significant Accounting Policies
Van Kampen Merritt Series Trust (the "Trust"), under which the Stock Index Portfolio (the "Fund") is organized as a separate sub-trust, is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to achieve investment results that approximate the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index by investing in common stocks, stock index futures contracts and options on stock index futures contracts, and certain short-term fixed income securities such as cash reserves. The Trust commenced investment operations on December 11, 1989. The Fund commenced investment operations on November 1, 1991.
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation - Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Investments in securities not listed on a securities exchange are valued based on their last quoted bid price or, if not available, their fair value as determined by the Board of Trustees. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. Investment Income and Expenses - Dividend income is recorded on the ex-dividend date and interest income and expenses are recorded on an accrual basis.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.
   Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of timing differences related to open option and futures transactions at year end.

E. Distribution of Income and Gains - The Fund declares and pays dividends semi-annually from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on option and futures transactions. Any short-term capital gains and a portion of option and futures gains would be included in ordinary income for tax purposes. Distributions are automatically reinvested in Fund shares.

2. Investment Advisory Agreement and Other Transactions with Affiliates Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly of .50% of the average net assets of the Fund.
    Cova Variable Annuity Accounts One and Five are separate investment accounts offered by Cova Financial Services Life Insurance Co. and Cova Financial Life Insurance Co. (collectively "Cova Life"), respectively. At December 31, 1995, Cova Variable Annuity Accounts One and Five owned all shares of beneficial interest of the Fund.
    Certain officers and trustees of the Fund are also officers and directors of Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC"). The Fund does not compensate its officers or trustees who are officers of VKAC.
     The Fund has implemented a retirement plan which covers those trustees who are not officers of VKAC. The Fund's liability under the retirement plan at December 31, 1995, was approximately $6,200.
    For the year ended December 31, 1995, the Fund recognized expenses of approximately $16,500 representing VKAC's cost of providing accounting and legal services.

3.  Capital Transactions
At December 31, 1995 and 1994, paid in surplus aggregated $71,895,636 and $37,153,093, respectively.
        Transactions in shares were as follows:



                                     Year            Year
                                    Ended            Ended
                                 December 31,    December 31,
                                     1995            1994
                              -----------------  ----------------
Beginning Shares                     3,477,141       8,212,885
                              -----------------  ----------------
Shares Sold                          3,889,063       1,323,458
Shares Issued through
Dividend Reinvestment                  271,456         176,442
Shares Repurchased                  (1,426,721)     (6,235,644)
                              ------------------  ---------------
Net Increase/Decrease in
  Shares Outstanding                 2,733,798      (4,735,744)
                              -----------------  ---------------
Ending Shares                        6,210,939       3,477,141
                              ------------------  ---------------


             VAN KAMPEN MERRITT SERIES TRUST STOCK INDEX PORTFOLIO

                        Notes to Financial Statements (Continued)
                              December 31, 1995


4.  Investment Transactions
Aggregate purchases and cost of sales of investment securities, excluding short-term notes, for the year ended December 31, 1995, were $34,676,159 and $2,019,570, respectively.

5.  Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.
    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly, except for exercised option contracts where the recognition of gain or loss is postponed until the disposal of the security underlying the option contract.

Summarized below are the specific types of derivative financial instruments used by the Fund.

A. Option Contracts - An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Fund to provide the return of an index without purchasing all of the securities underlying the index or as a substitute for purchasing or selling specific securities.

    Transactions in options for the year ended December 31, 1995, were as follows:

                                 Contracts   Premium
                               ------------------------
Outstanding at
   December 31, 1994                     6        $169
Options Written
   and Purchased (Net)                 156     (60,040)
Options Terminated
   in Closing Transactions
  (Net)                               (126)     36,573
                                ------------  -----------
Outstanding at
   December 31, 1995                    36      ($23,298)
                                ------------  ----------
                                ------------  ----------


The related futures contracts of the options outstanding at December 31, 1995, and their descriptions and market values are as follows:

                                     Expiration
                                     Month/         Market
                                     Exercise        Value
                          Contracts  Price        of Options
                         ------------------------------------
S&P 500
Index Futures
  Written Puts                18       Mar/605    $  (14,063)

  Purchased Calls             18       Mar/605        38,138
                         -----------             ------------
                              36                  $   24,075
                         -----------             ------------

B. Futures Contracts - A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on the S&P 500 Index and typically closes the contract prior to the delivery date. These contracts are generally used to provide the return of an index without purchasing or selling all of the securities underlying the index.
    The fluctuation in market value of the contracts is settled daily through a cash margin account. Realized gains and losses are recognized when the contracts are closed or expire.
    Transactions in futures contracts for the year ended December 31, 1995, were as follows:

                                Contracts
                               -----------
Outstanding at
   December 31, 1994                   11
Futures Opened                        227
Futures Closed
                                     (227)
                               -----------
Outstanding at
   December 31, 1995
                                       11
                               -----------
                               -----------

The futures contracts outstanding at December 31, 1995, and the description and unrealized depreciation is as follows:

                                                  Unrealized
                                     Contracts   Depreciation
                                    -----------  --------------
S&P 500 Index Futures
  Mar 1996 - Buys to Open                11           $  35,200
                                    -----------  --------------
                                    -----------  --------------

6.  Subsequent Events
On February 9, 1996, shareholders approved a change in the Trust's name to Cova Series Trust. A new investment advisory agreement was entered into with Cova Investment Advisory Corp. A sub-advisory agreement between Cova Investment Advisory Corp. and Van Kampen American Capital Investment Advisory Corp. was also approved. The investment advisory fee schedule was not modified by this change. All of the above changes will take effect on May 1, 1996.